FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395
                                   ----------

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND
                 ------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  1/31/09
                           ---------


Item 1. Schedule of Investments.



Franklin Federal Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2009

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   35


                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS 95.9%
    ALABAMA 1.5%
    Anniston Regional Medical Center Board Revenue, Series A, AMBAC
       Insured, 5.125%, 6/01/28 .........................................   $    7,000,000   $     6,978,230
    Auburn University General Fee Revenue, AMBAC Insured, 5.00%,
       6/01/34 ..........................................................       11,025,000        10,375,848
    Courtland IDB Solid Waste Disposal Revenue, Champion International
       Corp. Project, Refunding, 6.00%, 8/01/29 .........................       12,000,000         7,978,800
       Series A, 6.70%, 11/01/29 ........................................        4,000,000         2,707,560
    East Alabama Health Care Authority Health Care Facilities Revenue,
       Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33 ..................       18,500,000        17,365,580
    Fairfield IDB Environmental Improvement Revenue, USX Corp. Project,
       Refunding, 5.45%, 9/01/14 ........................................        1,445,000         1,308,274
    Homewood GO, wts., Refunding, FSA Insured, 4.75%, 9/01/30 ...........        9,265,000         8,432,077
    Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%,
       2/15/30 ..........................................................        5,000,000         4,948,600
    Montgomery County Public Building Authority Revenue, wts., Facilities
       Project, MBIA Insured, 5.00%, 3/01/31 ............................        6,250,000         6,094,750
    Tuscaloosa Public Educational Building Authority Student Housing
       Revenue, Ridgecrest Student Housing LLC, Assured Guaranty, 6.75%,
       7/01/38 ..........................................................       10,000,000        10,562,000
    University of Alabama General Revenue, Series A,
       MBIA Insured, 5.00%, 7/01/29 .....................................       10,000,000        10,037,100
       MBIA Insured, 5.00%, 7/01/34 .....................................       10,500,000        10,306,905
       XLCA Insured, 5.00%, 7/01/28 .....................................        5,000,000         5,012,050
       XLCA Insured, 5.00%, 7/01/32 .....................................        5,500,000         5,366,350
    University of Alabama University Revenues, Hospital, Series A, MBIA
       Insured, Pre-Refunded, 5.875%, 9/01/31 ...........................        5,000,000         5,435,750
    University of South Alabama University Revenues, Tuition, Capital
       Improvement, Refunding, AMBAC Insured, 5.00%, 12/01/36 ...........       11,570,000        10,452,222
                                                                                             ---------------
                                                                                                 123,362,096
                                                                                             ---------------
    ALASKA 0.4%
    Alaska State HFC Revenue, General Housing, Series A, FGIC Insured,
       5.00%, 12/01/29 ..................................................        4,000,000         3,727,360
       12/01/30 .........................................................        3,500,000         3,229,205
    Alaska State International Airports Revenues, Series B, MBIA Insured,
       5.00%, 10/01/28 ..................................................        5,100,000         4,588,419
    Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional
       Center, Assured Guaranty, 6.00%, 9/01/32 .........................       20,000,000        20,923,400
                                                                                             ---------------
                                                                                                  32,468,384
                                                                                             ---------------
    ARIZONA 2.8%
    Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured,
       5.00%, 7/01/29 ...................................................       14,465,000        10,730,860
       7/01/36 ..........................................................       15,000,000        10,519,200
    Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue,
       third lien, Series A, 6.25%, 7/01/38 .............................       10,000,000        10,070,500
    Maricopa County IDA Health Facility Revenue, Catholic Healthcare West
       Project, Refunding, Series A, 5.00%, 7/01/16 .....................       19,270,000        19,034,520
    Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital,
       5.25%, 11/15/37 ..................................................       19,000,000        17,332,370
    Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
       Pre-Refunded, 5.75%, 1/01/25 .....................................       22,500,000        23,714,325


                     Quarterly Statement of Investments | 3

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    ARIZONA (CONTINUED)
    Phoenix Civic Improvement Corp. Airport Revenue, senior lien,
       Series A, 5.00%, 7/01/33 .........................................   $   28,000,000   $    26,453,280
    Phoenix Civic Improvement Corp. Distribution Revenue, Capital
    Appreciation, Civic Plaza, Series B, FGIC Insured, zero cpn. to
       7/01/13, 5.50% thereafter, 7/01/32 ...............................        6,000,000         4,425,840
       7/01/34 ..........................................................        5,000,000         3,630,550
       7/01/35 ..........................................................        9,860,000         7,137,260
    Pima County IDA Lease Revenue, Pima County Arizona, 5.00%, 9/01/39 ..       20,000,000        18,304,800
    Salt River Project Agricultural Improvement and Power District
       Electric System Revenue, Salt River Project,
       Refunding, Series A, 5.125%, 1/01/27 .............................       35,000,000        35,624,050
       Series A, 5.00%, 1/01/38 .........................................       10,000,000         9,731,300
       Series B, 5.00%, 1/01/25 .........................................       17,500,000        17,809,750
    Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37 ......       10,000,000         6,527,900
    University Medical Center Corp. Revenue, 5.00%, 7/01/35 .............        7,000,000         5,024,880
                                                                                             ---------------
                                                                                                 226,071,385
                                                                                             ---------------
    ARKANSAS 1.3%
    Arkansas State Development Finance Authority Revenue, White River
       Medical Center Project, 5.60%, 6/01/24 ...........................        1,200,000           933,012
    Fort Smith Water and Sewer Revenue, Construction, Refunding, FSA
       Insured, 5.00%, 10/01/32 .........................................       10,000,000         9,160,900
    Little Rock Sewer Revenue, Construction, Series A, FSA Insured,
       5.00%, 6/01/31 ...................................................        8,690,000         7,965,949
    Pope County PCR, Arkansas Power and Light Co. Project, Refunding,
       6.30%, 12/01/16 ..................................................        2,600,000         2,603,796
       11/01/20 .........................................................       60,500,000        55,864,490
    Pulaski County Health Facilities Board Revenue, Nazareth Sisters of
       Charity, St. Vincent's Infirmary, MBIA Insured, ETM, 6.05%,
       11/01/09 .........................................................          125,000           130,205
    Saline County Retirement Housing and Healthcare Facilities Board
       Revenue, Refunding, AMBAC Insured, 5.80%, 6/01/11 ................          160,000           160,003
    University of Arkansas University Revenues,
       Construction, University of Arkansas for Medical Sciences Campus,
          Series B, MBIA Insured, 5.00%, 11/01/28 .......................        1,000,000           973,010
       Construction, University of Arkansas for Medical Sciences Campus,
          Series B, MBIA Insured, 5.00%, 11/01/34 .......................        9,000,000         8,325,000
       Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%,
          11/01/31 ......................................................        7,705,000         7,611,615
       Various Facility, Fayetteville Campus, FGIC Insured, 5.00%,
          12/01/27 ......................................................        5,000,000         5,006,550
       University of Central Arkansas Revenue, FGIC Insured, 5.00%,
          11/01/37 ......................................................        5,020,000         4,461,174
                                                                                             ---------------
                                                                                                 103,195,704
                                                                                             ---------------
    CALIFORNIA 7.0%
    Alhambra COP, Clubhouse Facility Project, 11.25%, 1/01/10 ...........          500,000           518,565
    California Infrastructure and Economic Development Bank Revenue, Bay
       Area Toll Bridges, first lien, Series A, AMBAC Insured,
       Pre-Refunded, 5.00%, 7/01/33 .....................................       24,500,000        27,903,295
    California State GO,
       6.00%, 5/01/18 ...................................................          535,000           538,986
       6.00%, 5/01/20 ...................................................          850,000           851,028
       5.90%, 4/01/23 ...................................................        1,200,000         1,202,724
       5.125%, 2/01/26 ..................................................        7,500,000         7,354,125


                     4 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State GO, (continued)
       Pre-Refunded, 5.125%, 6/01/25 ....................................   $   24,705,000   $    27,022,823
       Pre-Refunded, 5.25%, 4/01/27 .....................................       17,500,000        20,612,200
       Pre-Refunded, 5.00%, 2/01/32 .....................................       49,000,000        54,455,660
       Refunding, 5.00%, 2/01/26 ........................................       47,000,000        45,433,020
       Various Purpose, 5.25%, 11/01/25 .................................       16,260,000        16,299,187
       Various Purpose, 5.00%, 8/01/33 ..................................       25,000,000        22,581,750
       Various Purpose, 5.50%, 11/01/33 .................................        2,500,000         2,459,925
       Various Purpose, Refunding, 5.25%, 3/01/38 .......................       20,000,000        18,728,200
    California Statewide CDA Revenue,
       Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37 ............       10,000,000         7,819,600
       St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47..        5,000,000         4,675,700
       St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 ..       10,000,000         8,988,100
    Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, zero cpn., 1/15/24 ..............       65,000,000        19,192,550
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85%
          thereafter, 1/15/23 ...........................................       35,000,000        28,531,650
       Refunding, 5.75%, 1/15/40 ........................................       20,000,000        14,693,600
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 ................       13,255,000         9,909,836
       Pre-Refunded, 5.375%, 6/01/28 ....................................       50,000,000        52,619,500
       Series A-1, Pre-Refunded, 6.25%, 6/01/33 .........................       24,320,000        26,852,928
    Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured,
       Pre-Refunded, 5.00%, 8/01/27 .....................................        5,000,000         5,797,500
    Inland Empire Tobacco Asset Securitization Corp. Revenue,
       Series A, 5.00%, 6/01/21 .........................................       11,930,000         9,704,458
       Series C-1, zero cpn., 6/01/36 ...................................      100,000,000         5,835,000
    Los Angeles Regional Airports Improvement Corp. Lease Revenue,
(a)    Facilities Lease, United Air Lines Inc., Los Angeles International
          Airport, Refunding, 6.875%, 11/15/12 ..........................        8,400,000         4,474,176
       Facilities Sublease, Delta Air Lines Inc., Los Angeles
          International Airport, Refunding, 6.35%, 11/01/25 .............        7,500,000         5,144,100
    Los Angeles USD, GO,
       Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ........       10,000,000         9,126,600
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 .............       25,000,000        28,915,500
    Los Angeles Wastewater System Revenue, Refunding, MBIA Insured,
       5.00%, 6/01/25 ...................................................       10,000,000        10,034,000
    Metropolitan Water District of Southern California Waterworks
       Revenue, Series B-2, FGIC Insured, 5.00%, 10/01/27 ...............        9,645,000         9,712,033
    Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%,
       8/01/26 ..........................................................        5,285,000         6,127,957
    Sacramento County Airport System Revenue, Senior Series B,
       FSA Insured, 5.25%, 7/01/33 ......................................       16,355,000        13,326,218
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ........       50,000,000        40,810,500
       senior lien, 5.00%, 1/01/33 ......................................        5,000,000         3,480,550
       senior lien, ETM, zero cpn., 1/01/23 .............................        7,000,000         4,002,390
                                                                                             ---------------
                                                                                                 575,735,934
                                                                                             ---------------


                     Quarterly Statement of Investments | 5

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    COLORADO 2.9%
    Adams County Revenue, FHA Insured Mortgage, Platte Valley Medical
       Center, Refunding, MBIA Insured, 5.00%, 2/01/31 ..................   $    6,560,000   $     5,587,939
    Aurora Water Improvement Revenue, first lien, Series A, AMBAC
       Insured, 5.00%,
       8/01/32 ..........................................................       10,000,000         9,586,600
       8/01/36 ..........................................................       41,235,000        38,830,175
       8/01/39 ..........................................................       26,930,000        25,213,482
    Colorado Board of Governors University Enterprise System Revenue,
       Series A, FGIC Insured, 5.00%, 3/01/37 ...........................       10,000,000         9,031,800
    Colorado Health Facilities Authority Revenue,
       Hospital, Refunding, Series B, FSA Insured, 5.25%, 3/01/36 .......       10,000,000         8,661,200
       Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ................       13,250,000        13,467,432
       Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 .................       20,200,000        20,402,000
       Valley View Hospital Assn., Refunding, 5.50%, 5/15/28 ............        5,000,000         3,907,800
       Valley View Hospital Assn., Refunding, 5.75%, 5/15/36 ............        7,000,000         5,355,630
    Colorado Springs Airport Revenue, Series C, zero cpn., 1/01/11 ......        1,450,000         1,385,983
    Colorado State Higher Education Capital Construction Lease Purchase
       Financing Program COP, 5.50%, 11/01/27 ...........................       10,000,000        10,195,500
    Colorado Water Resources and Power Development Authority Water
       Resources Revenue, Arapahoe County Water Improvement, Series E,
       MBIA Insured, 5.00%, 12/01/35 ....................................       10,000,000         9,449,400
    Denver City and County Airport Revenue, System, Refunding, Series A,
       XLCA Insured, 5.00%, 11/15/25 ....................................        8,000,000         7,856,800
    Littleton MFHR, Riverpointe I, Series A, FSA Insured, Pre-Refunded,
       5.95%, 4/01/29 ...................................................       10,275,000        10,562,494
    Mesa State College Auxiliary Facilities Enterprise Revenue,
       XLCA Insured, 5.00%, 5/15/35 .....................................        9,950,000         8,991,616
    Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC
       Insured, Pre-Refunded, 5.125%, 6/15/31 ...........................        7,500,000         8,277,450
    Public Authority for Colorado Energy Natural Gas Purpose Revenue,
       6.50%, 11/15/38 ..................................................       20,000,000        16,518,200
    Pueblo County School District No. 060 GO, FGIC Insured, 5.00%,
       12/15/22 .........................................................        5,500,000         5,578,705
    Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/34 ....       10,000,000         9,593,400
    University of Colorado Enterprise System Revenue, Series A,
       5.375%, 6/01/32 ..................................................        3,500,000         3,562,195
    University of Colorado Hospital Authority Revenue, Series A, AMBAC
       Insured, 5.00%, 11/15/29 .........................................        8,500,000         6,994,990
                                                                                             ---------------
                                                                                                 239,010,791
                                                                                             ---------------
    CONNECTICUT 0.0%(b)
    Meriden Housing Authority MFR, Connecticut Baptist Housing Project,
       GNMA Secured, 5.80%, 8/20/39 .....................................        2,615,000         2,652,551
                                                                                             ---------------
    DISTRICT OF COLUMBIA 1.8%
    District of Columbia Ballpark Revenue, Series B-1, BHAC Insured,
       5.00%,
       2/01/24 ..........................................................       12,120,000        12,341,675
       2/01/25 ..........................................................        7,000,000         7,065,730
       2/01/26 ..........................................................        9,950,000         9,955,771
    District of Columbia GO,
       Series A, FSA Insured, 5.375%, 6/01/24 ...........................        3,580,000         3,622,853
       Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 .............        1,420,000         1,456,764
       Series E, MBIA Insured, ETM, 6.00%, 6/01/13 ......................           15,000            15,231
    District of Columbia Hospital Revenue, Children's Hospital
       Obligation, Sub Series 1, FSA Insured, 5.45%, 7/15/35 ............       25,000,000        22,846,000


                     6 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    DISTRICT OF COLUMBIA (CONTINUED)
    District of Columbia Revenue,
       Capital Appreciation, Georgetown University, Series A,
          MBIA Insured, Pre-Refunded, zero cpn., 4/01/20 ................   $    8,860,000   $     5,216,059
       Capital Appreciation, Georgetown University, Series A,
          MBIA Insured, Pre-Refunded, zero cpn., 4/01/22 ................       12,870,000         6,700,508
       Capital Appreciation, Georgetown University, Series A,
          MBIA Insured, Pre-Refunded, zero cpn., 4/01/23 ................       14,160,000         6,932,736
       Deed Tax, Housing Product Trust Fund, Series A, MBIA Insured,
          5.00%, 6/01/32 ................................................        5,000,000         4,459,150
       Gains-Georgetown University, Capital Appreciation, Refunding,
          AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter,
          4/01/32 .......................................................       15,370,000         7,387,590
       Georgetown University, Refunding, Series D, 5.50%, 4/01/36 .......        5,000,000         4,691,950
       Medlantic/Helix, Series B, FSA Insured, 5.00%, 8/15/38 ...........       20,000,000        18,063,200
    District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed
       Bonds, Refunding, 6.50%, 5/15/33 .................................       35,000,000        22,969,450
(c) District of Columbia Water and Sewer Authority Public Utility
       Revenue, Refunding, Series A, 6.00%, 10/01/35 ....................        8,000,000         8,387,600
    Metropolitan Washington D.C. Airports Authority Airport System
       Revenue, Refunding, Series A, 5.375%, 10/01/29 ...................        5,000,000         4,292,200
                                                                                             ---------------
                                                                                                 146,404,467
                                                                                             ---------------
    FLORIDA 6.6%
    Brevard County Local Option Fuel Tax Revenue, FGIC Insured,
       5.00%, 8/01/37 ...................................................       12,245,000        10,953,152
    Broward County School Board COP,
       MBIA Insured, 5.00%, 7/01/28 .....................................       17,415,000        16,419,036
       Series A, FSA Insured, 5.25%, 7/01/24 ............................       25,000,000        25,014,250
    Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 ..        5,000,000         4,463,000
    Florida State Board of Education Capital Outlay GO, Public Education,
       Refunding, Series D,
       5.75%, 6/01/22 ...................................................       10,000,000        10,398,400
       6.00%, 6/01/23 ...................................................       17,500,000        20,471,325
    Florida State Mid-Bay Bridge Authority Revenue, Series A,
       AMBAC Insured, zero cpn., 10/01/23 ...............................        4,950,000         2,174,882
       AMBAC Insured, zero cpn., 10/01/24 ...............................        2,970,000         1,215,086
       Pre-Refunded, zero cpn., 10/01/23 ................................           50,000            28,567
       Pre-Refunded, zero cpn., 10/01/24 ................................           30,000            16,187
    Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 ......       10,000,000         9,193,100
    Hillsborough County Aviation Authority Revenue, Series A, Assured
       Guaranty, 5.50%, 10/01/38 ........................................        5,000,000         4,012,050
    Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A,
       5.65%, 5/15/18 ...................................................        6,500,000         6,316,765
    Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ......       13,500,000        11,084,175
    Hillsborough County School Board COP,
       Master Lease Program, Series B, MBIA Insured, 5.00%, 7/01/27 .....        5,000,000         4,917,100
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ................        5,000,000         4,917,350
    Indian River County School Board COP, FGIC Insured, 5.00%, 7/01/27 ..       16,485,000        15,584,424
    Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured,
       5.00%, 10/01/30 ..................................................       20,175,000        18,850,108
    Jacksonville Economic Development Commission Health Care Facilities
       Revenue, Mayo Clinic, 5.00%, 11/15/36 ............................       17,950,000        15,710,019
    Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured,
       5.00%, 10/01/32 ..................................................        6,015,000         5,788,535


                     Quarterly Statement of Investments | 7

Franklin Federal Tax-Free Income Fund

                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA (CONTINUED)
    Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
       10/01/23 .........................................................   $    6,000,000   $     6,045,600
       10/01/26 .........................................................       20,000,000        20,053,000
    Jacksonville Transportation Revenue, MBIA Insured, 5.00%,
       10/01/31 .........................................................        5,000,000         4,860,950
    Lee County Transportation Facilities Revenue, Sanibel Bridges and
    Causeway, Series B, CIFG Insured, 5.00%, 10/01/35 ...................       10,645,000         9,457,231
    Miami-Dade County Aviation Revenue, Miami International Airport,
       Hub of the Americas, Refunding, Series A, CIFG Insured, 5.00%,
          10/01/38 ......................................................       15,000,000        10,557,000
       Refunding, Series A, Assured Guaranty, 5.25%, 10/01/33 ...........       11,000,000         9,131,320
       Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38 ...........       13,000,000        10,591,750
       Refunding, Series B, FSA Insured, 5.00%, 10/01/41 ................       20,000,000        16,720,800
    Miami-Dade County Educational Facilities Authority Revenue,
       University of Miami, Series A, 5.50%, 4/01/38 ....................       12,500,000        11,310,000
    Miami-Dade County Public Facilities Revenue, Jackson Health System,
       Series A, MBIA Insured, 5.00%, 6/01/30 ...........................       10,630,000         9,182,088
    Miami-Dade County Special Obligation Revenue,
       Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%,
          4/01/32 .......................................................       10,000,000         9,209,300
       Series B, MBIA Insured, zero cpn., 10/01/34 ......................        5,500,000         1,044,560
    Miami-Dade County Transit Sales Surtax Revenue, Refunding, FSA
       Insured, 5.00%, 7/01/38 ..........................................       18,845,000        17,712,981
    Orange County Health Facilities Authority Revenue, Hospital, Orlando
       Regional Healthcare, Series B, FSA Insured, 5.00%, 12/01/32 ......       20,000,000        17,044,200
    Orlando Tourist Development Tax Revenue, Orlando, Assured Guaranty,
       5.50%,
       11/01/38 .........................................................       18,490,000        17,782,388
       11/01/38 .........................................................        5,000,000         4,815,500
    Orlando Utilities Commission Water and Electric Revenue, Refunding,
       5.00%, 10/01/22 ..................................................        7,500,000         7,729,350
    Orlando-Orange County Expressway Authority Revenue,
       Series A, FSA Insured, 5.00%, 7/01/32 ............................       12,000,000        11,457,840
       Series B, AMBAC Insured, 5.00%, 7/01/28 ..........................       10,630,000        10,183,646
    Palm Beach County School Board COP,
       Refunding, Series D, FSA Insured, 5.00%, 8/01/28 .................       25,000,000        23,761,500
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 .............        5,100,000         5,541,252
    Palm Beach County Solid Waste Authority Revenue, Improvement,
       Series B, 5.50%, 10/01/28 ........................................       10,000,000        10,118,700
    Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.25%,
       10/01/38 .........................................................       16,500,000        14,477,430
    Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 .....................        7,000,000         6,738,060
    South Broward Hospital District Revenue, South Broward Hospital
       District Obligated Group, Refunding,
       4.75%, 5/01/28 ...................................................       10,000,000         8,175,900
       5.00%, 5/01/36 ...................................................       12,500,000        10,310,750
    South Miami Health Facilities Authority Hospital Revenue, Baptist
       Health South Florida Group, 5.00%, 8/15/32 .......................       31,070,000        25,535,812
    St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%,
       8/01/27 ..........................................................        5,785,000         5,424,595
    Tallahassee Energy System Revenue, Refunding, MBIA Insured, 5.00%,
       10/01/37 .........................................................       20,000,000        19,034,600
    Tampa Bay Water Utility System Revenue, Series B, FGIC Insured,
       5.00%, 10/01/26 ..................................................        5,245,000         5,184,053
       5.00%, 10/01/31 ..................................................       10,000,000         9,455,000
       Pre-Refunded, 5.00%, 10/01/26 ....................................        4,755,000         5,202,683
                                                                                             ---------------
                                                                                                 541,377,350
                                                                                             ---------------


                     8 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA 4.6%
    Athens-Clarke County Unified Government Water and Sewer Revenue,
       5.50%, 1/01/38 ...................................................   $   14,500,000   $    14,631,515
    Atlanta Airport Passenger Facility Charge Revenue, General, sub.
       lien, Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ...........       19,500,000        18,559,125
       Series J, FSA Insured, 5.00%, 1/01/29 ............................       10,000,000         9,705,100
    Atlanta Airport Revenue, General, Series A, FGIC Insured,
       Pre-Refunded, 5.50%, 1/01/26 .....................................       18,295,000        19,284,211
    Atlanta Development Authority Revenue,
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured,
          5.00%, 1/01/24 ................................................        6,385,000         6,714,530
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured,
          5.00%, 1/01/25 ................................................        6,955,000         7,218,316
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured,
          5.00%, 1/01/26 ................................................        5,000,000         5,132,200
       Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured,
          5.00%, 1/01/27 ................................................        5,000,000         5,076,850
       Yamacraw Design Center Project, Series A, MBIA Insured,
          Pre-Refunded, 5.125%, 1/01/27 .................................        5,000,000         5,513,850
    Atlanta Development Authority Student Housing Facilities Revenue,
       Piedmont Ellis LLC, Series A, XLCA Insured, 5.00%, 9/01/30 .......       10,000,000         9,074,600
    Atlanta Water and Wastewater Revenue,
       FSA Insured, 5.00%, 11/01/34 .....................................       20,205,000        18,898,747
       Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ...............       13,000,000        10,702,640
    Bleckley-Dodge County Joint Development Authority Student Housing
       Facilities Revenue, MGC Real Estate Foundation II LLC Project,
       5.00%, 7/01/33 ...................................................        5,000,000         4,290,550
       5.25%, 7/01/38 ...................................................       10,000,000         8,737,400
    Bulloch County Development Authority Revenue, Assured Guaranty,
       5.375%, 7/01/39 ..................................................       23,075,000        22,649,958
    Burke County Development Authority PCR, Oglethorpe Power Corp.,
       Vogtle Project,
       Series B, 5.50%, 1/01/33 .........................................       15,000,000        13,646,850
       Series E, 7.00%, 1/01/23 .........................................       25,000,000        26,456,500
    Clark County Hospital Authority Revenue, Athens Regional Medical
       Center Project, MBIA Insured, 5.00%, 1/01/27 .....................        5,000,000         4,982,200
    Clayton County Development Authority Student Housing and Activity
       Center Revenue, CSU Foundation Real Estate I LLC Project, XLCA
       Insured, 5.00%, 7/01/33 ..........................................       11,125,000         9,445,347
    Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured,
       5.00%, 4/01/28 ...................................................       18,000,000        16,476,120
    DeKalb County Water and Sewer Revenue, Pre-Refunded, 5.25%,
       10/01/25 .........................................................       12,000,000        12,992,040
    Georgia State Higher Education Facilities Authority Revenue, USG Real
       State Foundation I LLC Project,
       6.25%, 6/15/40 ...................................................       13,970,000        14,037,475
       Assured Guaranty, 5.625%, 6/15/38 ................................        5,000,000         4,890,700
    Griffin Combined Public Utility Revenue, Refunding and Improvement,
       AMBAC Insured, 5.00%, 1/01/25 ....................................        5,000,000         5,022,600
    Gwinnett County Hospital Authority Revenue, Anticipation
       Certificates, Gwinnett Hospital Systems Inc. Project, Series B,
       MBIA Insured, Pre-Refunded, 5.30%, 9/01/27 .......................       10,000,000        11,360,000
    Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded,
       5.25%, 8/01/25 ...................................................       20,000,000        22,725,000
    Henry County and Henry County Water and Sewer Authority Revenue,
       Refunding and Improvement, Series A, MBIA Insured, 5.00%,
       2/01/26 ..........................................................        5,770,000         5,826,431
    Houston County Hospital Authority Revenue, Anticipation Certificates,
       Houston Healthcare Project, 5.25%, 10/01/35 ......................       10,485,000         8,405,615
    Jefferson Public Building Authority Revenue, Jackson County
       Facilities, Series A, XLCA Insured, 5.00%, 3/01/32 ...............        6,075,000         5,603,641
    Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%,
       9/15/28 ..........................................................        5,000,000         3,722,850
    Medical Center Hospital Authority Revenue, Anticipation Certificates,
       Columbus Regional Healthcare Systems, Refunding, Assured Guaranty,
       6.50%, 8/01/38 ...................................................       10,000,000        10,365,100


                     Quarterly Statement of Investments | 9

Franklin Federal Tax-Free Income Fund

                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA (CONTINUED)
    Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
       Second Indenture Series, MBIA Insured, Pre-Refunded, 5.00%,
       7/01/25 ..........................................................   $   12,160,000   $    13,779,469
       7/01/26 ..........................................................       12,800,000        14,504,704
    Richmond County Development Authority Educational Facilities Revenue,
       MCG-PPG Cancer Research Center, Series A, AMBAC Insured, 5.00%,
       12/15/29 .........................................................        5,000,000         4,581,150
                                                                                             ---------------
                                                                                                 375,013,384
                                                                                             ---------------
    HAWAII 0.6%
    Hawaii State Airports System Revenue, Second Series,
    ETM, 6.90%, 7/01/12 .................................................          410,000           439,725
       MBIA Insured, ETM, 6.90%, 7/01/12 ................................          350,000           375,375
    Hawaii State Department of Budget and Finance Special Purpose
       Revenue,
       Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 .................        4,000,000         4,050,480
       Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13 .....          600,000           562,656
       Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18 .....        2,040,000         1,740,181
       Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28 .....        1,470,000         1,110,732
    Hawaii State GO,
       Refunding, Series BW, 6.375%, 3/01/11 ............................           95,000           105,231
       Series BW, ETM, 6.375%, 3/01/11 ..................................            5,000             5,536
       Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 ............        5,000,000         5,204,850
    Hawaii State Housing Finance and Development Corp. SFM Purchase
       Revenue, Refunding, Series A, FNMA Insured, 5.75%, 7/01/30 .......          310,000           308,589
    Honolulu City and County Board of Water Supply Water System Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/36 ................       20,000,000        19,305,000
    Honolulu City and County GO,
       ETM, 6.00%, 12/01/14 .............................................          150,000           184,780
       Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 ................        5,250,000         5,337,465
    Honolulu City and County MFHR, Waipahu Towers Project, Series A,
       6.90%, 6/20/35 ...................................................        1,170,000         1,270,129
    Honolulu City and County Wastewater System Revenue, Second Bond
       Resolution, Refunding, Junior Series, FGIC Insured, 5.00%,
       7/01/23 ..........................................................       10,000,000        10,057,600
    Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%,
       8/01/10 ..........................................................          220,000           233,077
                                                                                             ---------------
                                                                                                  50,291,406
                                                                                             ---------------
    IDAHO 0.2%
    Idaho Health Facilities Authority Revenue, St. Luke's Health System
       Project, Series A, 6.75%, 11/01/37 ...............................       12,500,000        12,653,750
    Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%,
       7/01/19 ..........................................................          100,000            98,603
                                                                                             ---------------
                                                                                                  12,752,353
                                                                                             ---------------
    ILLINOIS 5.3%
    Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%,
       12/01/36 .........................................................        7,765,000         6,629,602
    Bourbonnais Industrial Project Revenue, Olivet Nazarene University
       Project, Radian Insured, 5.125%, 11/01/37 ........................        5,000,000         3,708,900
    Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ..........................        5,500,000         6,138,110
    Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured,
       ETM, 5.75%, 1/01/23 ..............................................        8,955,000        10,429,351
    Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
       5.50%, 1/01/38 ...................................................       18,000,000        18,011,520


                    10 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS (CONTINUED)
    Illinois Development Finance Authority Hospital Revenue, Adventist
       Health System, Sunbelt Obligation, Pre-Refunded,
          5.65%, 11/15/24 ...............................................   $    6,030,000   $     6,330,656
          5.50%, 11/15/29 ...............................................       20,000,000        20,973,800
    Illinois Development Finance Authority Revenue, Provena Health,
       Refunding, Series A, MBIA Insured, 5.50%, 5/15/21 ................       10,000,000         9,981,400
    Illinois Finance Authority Revenue,
       Alexian Brothers Health System, Refunding, Series A, FSA Insured,
          5.50%, 1/01/28 ................................................       45,000,000        41,985,000
       Columbia College, MBIA Insured, 5.00%, 12/01/32 ..................       15,440,000        11,980,822
       Resurrection Health Care, Series B, FSA Insured, 5.25%, 5/15/29 ..       28,650,000        25,309,696
       Rush University Medical Center, Refunding, Series B, MBIA Insured,
          5.75%, 11/01/28 ...............................................        2,500,000         2,140,350
       Rush University Medical Center, Refunding, Series B, MBIA Insured,
          5.25%, 11/01/35 ...............................................        3,000,000         2,210,730
       Sherman Health System, Series A, 5.50%, 8/01/37 ..................        5,000,000         3,479,450
    Illinois Health Facilities Authority Revenue,
       Children's Memorial Hospital, Series A, AMBAC Insured,
          Pre-Refunded, 5.75%, 8/15/25 ..................................        9,120,000         9,448,320
       Loyola University Health Systems, Refunding, Series A, MBIA
          Insured, 5.625%, 7/01/18 ......................................        7,090,000         7,117,155
       Loyola University Health Systems, Series A, MBIA Insured, ETM,
          5.625%, 7/01/18 ...............................................        2,105,000         2,627,377
       Methodist Medical Center, Refunding, MBIA Insured, 5.25%,
          11/15/21 ......................................................        2,885,000         2,876,778
       Northwestern Medical Facility Foundation, Refunding, MBIA Insured,
          5.125%, 11/15/28 ..............................................        7,500,000         6,758,100
       South Suburban Hospital, ETM, 7.00%, 2/15/18 .....................        4,200,000         5,156,634
    Illinois Municipal Electric Agency Power Supply Revenue, Series A,
       FGIC Insured, 5.00%, 2/01/35 .....................................       20,000,000        17,759,200
(c) Illinois State Finance Authority Revenue, Rush University Medical
       Center Obligation Group, Series B, 7.25%, 11/01/38 ...............       10,000,000         9,896,000
    Illinois State GO, FSA Insured, 5.00%, 9/01/29 ......................       12,000,000        12,052,920
    Kane County School District No. 129 GO, Series A, FGIC Insured,
       Pre-Refunded, 5.25%, 2/01/22 .....................................        5,285,000         5,895,576
    Metropolitan Pier and Exposition Authority Dedicated State Tax
       Revenue, Capital Appreciation, 2002, Series A, FGIC Insured, ETM,
       zero cpn., 6/15/09 ...............................................        9,275,000         9,242,352
       Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn.,
          6/15/09 .......................................................          235,000           233,353
       Capital Appreciation, McCormick Place, Refunding, Series B, MBIA
          Insured, zero cpn. to 6/14/12, 5.50% thereafter, 6/15/20 ......        8,240,000         7,650,840
       Capital Appreciation, McCormick Place, Refunding, Series B, MBIA
          Insured, zero cpn. to 6/14/12, 5.55% thereafter, 6/15/21 ......        6,000,000         5,485,260
       Capital Appreciation, McCormick Place, Refunding, Series B, zero
          cpn. to 6/14/17, 5.65% thereafter, 6/15/22 ....................       30,000,000        21,433,200
       Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn.,
          6/15/09 .......................................................        1,490,000         1,484,755
       McCormick Place Expansion Project, 6.50%, 6/15/22 ................            5,000             4,990
       McCormick Place Expansion Project, 6.50%, 6/15/27 ................          555,000           553,762
       McCormick Place Expansion Project, Refunding, FGIC Insured, 5.25%,
          12/15/28 ......................................................       39,580,000        39,692,011
       McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%,
          6/15/12 .......................................................          250,000           250,135
       McCormick Place Expansion Project, Series A, FGIC Insured, ETM,
          zero cpn., 6/15/10 ............................................        7,845,000         7,700,260
       McCormick Place Expansion Project, Series A, FGIC Insured, ETM,
          zero cpn., 6/15/11 ............................................        9,690,000         9,314,222
       McCormick Place Expansion Project, Series A, FGIC Insured, zero
          cpn., 6/15/10 .................................................          155,000           150,059
       McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%,
          12/15/28 ......................................................       26,795,000        26,037,505


                     Quarterly Statement of Investments | 11

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    ILLINOIS (CONTINUED)
    Metropolitan Pier and Exposition Authority Hospitality Facilities
       Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26 ..   $   12,000,000   $    15,501,600
    Regional Transportation Authority Revenue, Series A, AMBAC
       Insured, 7.20%, 11/01/20 .........................................        1,000,000         1,243,920
    Southwestern Illinois Development Authority IDR, Spectrulite
       Consortium Inc. Project, 6.625%, 2/01/10 .........................        1,345,000         1,345,915
    Southwestern Illinois Development Authority Revenue, Capital
       Appreciation, Local Government Program, FSA Insured, zero cpn.,
          12/01/24 ......................................................        3,850,000         1,651,650
          12/01/26 ......................................................        7,700,000         2,789,941
    University of Illinois University Revenues, Auxiliary Facilities
       System,
       AMBAC Insured, zero cpn., 4/01/10 ................................       14,250,000        13,954,027
       Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 ...............        5,000,000         4,897,400
       Refunding, Series B, FGIC Insured, 5.125%, 4/01/26 ...............        3,585,000         3,626,693
       Series B, FGIC Insured, Pre-Refunded, 5.125%, 4/01/26 ............        8,415,000         9,129,686
    Upper River Valley Development Authority Environmental Facilities
       Revenue, General Electric Co. Project, 5.45%, 2/01/23 ............        3,600,000         3,644,100
                                                                                             ---------------
                                                                                                 435,915,083
                                                                                             ---------------
    INDIANA 0.7%
    Indiana Health and Educational Facility Financing Authority Hospital
       Revenue, 5.50%, 3/01/27 ..........................................        6,500,000         5,116,410
    Indiana Health Facility Financing Authority Hospital Revenue,
       Community Foundation Northwest Indiana, Refunding, Series A,
          6.375%, 8/01/21 ...............................................       15,590,000        14,207,011
       Community Foundation Northwest Indiana, Series A, Pre-Refunded,
          6.375%, 8/01/21 ...............................................        1,910,000         2,138,742
       Jackson County Schneck Memorial Hospital, Refunding, 5.25%,
          2/15/22 .......................................................        1,200,000         1,066,704
    Indiana Health Facility Financing Authority Revenue, Greenwood
       Village South Project, Refunding, 5.625%, 5/15/28 ................        1,750,000         1,179,203
    Indiana State Development Financing Authority Environmental Revenue,
       Refunding, 6.25%, 7/15/30 ........................................        2,000,000         1,487,280
    Indiana State Educational Facilities Authority Revenue,
       DePauw University Project, Refunding, 5.30%, 7/01/16 .............          600,000           611,856
       Valparaiso University, Refunding, AMBAC Insured, 5.125%,
          10/01/23 ......................................................        2,015,000         2,037,850
    Indiana Transportation Finance Authority Highway Revenue,
       Pre-Refunded, 5.375%, 12/01/25 ...................................       15,000,000        16,234,950
(d) Jasper County EDR, Georgia-Pacific Corp. Project,
       5.625%, 12/01/27 .................................................        3,500,000         1,802,255
       Refunding, 6.70%, 4/01/29 ........................................        3,000,000         1,749,450
    Jasper County PCR, Northern Indiana Public Service Co., Refunding,
       Series C, MBIA Insured, 5.60%, 11/01/16 ..........................        5,000,000         5,275,550
    Madison County Authority Anderson Hospital Revenue, Refunding,
       Series A, BIG Insured, 8.00%, 1/01/14 ............................           65,000            65,018
    Petersburg PCR, 5.75%, 8/01/21 ......................................        5,000,000         4,291,100
(c) University of Southern Indiana Revenue, Student Fee, Series J,
       Assured Guaranty, 5.75%, 10/01/28 ................................        2,000,000         1,992,820
                                                                                             ---------------
                                                                                                  59,256,199
                                                                                             ---------------
    KANSAS 0.7%
    Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,
       Series A, MBIA Insured, 5.30%, 6/01/31 ...........................       18,000,000        13,527,720
       Series B, MBIA Insured, 4.85%, 6/01/31 ...........................       19,325,000        15,861,960


                    12 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    KANSAS (CONTINUED)
    Kansas State Development Finance Authority Health Facilities Revenue,
       Stormont-Vail HealthCare Inc., Series L, MBIA Insured, 5.125%,
       11/15/36 .........................................................   $    3,750,000   $     3,154,800
    Kansas State Development Finance Authority Hospital Revenue, Susan B.
       Allen Memorial Hospital, Series Z, Radian Insured, 5.25%,
       12/15/23 .........................................................        2,000,000         1,649,720
    Kansas State Development Finance Authority Revenue, Water Pollution
       Control, Revolving Fund,
       Refunding, Series II, 5.125%, 11/01/18 ...........................        3,450,000         3,652,619
       Series II, Pre-Refunded, 5.125%, 11/01/18 ........................        1,550,000         1,714,455
    Overland Park Development Corp. Revenue, second tier, Convention,
       Refunding, Series B, AMBAC Insured, 5.125%, 1/01/32 ..............       20,000,000        15,477,000
(c) Wyandotte County Kansas City Unified Government Utility System
       Revenue, Series A, BHAC Insured, 5.25%, 9/01/34 ..................        5,000,000         5,058,300
                                                                                             ---------------
                                                                                                  60,096,574
                                                                                             ---------------
    KENTUCKY 1.7%
    Carroll County Environmental Facilities Revenue, AMBAC Insured,
       5.75%, 2/01/26 ...................................................       12,500,000        12,105,250
    Jefferson County Capital Projects Corp. Lease Revenue, Refunding,
       Series A, zero cpn.,
       8/15/09 ..........................................................        4,580,000         4,548,123
       8/15/10 ..........................................................        4,620,000         4,432,197
       8/15/13 ..........................................................        6,825,000         5,990,371
       8/15/14 ..........................................................        6,860,000         5,783,597
       8/15/16 ..........................................................        7,005,000         5,394,270
       8/15/17 ..........................................................        7,115,000         5,173,743
    Kentucky Economic Development Finance Authority Health System
       Revenue, Norton Healthcare Inc.,
       Refunding, Series B, MBIA Insured, zero cpn., 10/01/18 ...........        8,585,000         5,012,266
       Refunding, Series C, MBIA Insured, 6.05%, 10/01/19 ...............        7,385,000         7,248,082
       Refunding, Series C, MBIA Insured, 6.10%, 10/01/21 ...............        6,050,000         5,653,362
       Refunding, Series C, MBIA Insured, 6.10%, 10/01/23 ...............       11,295,000        10,085,419
       Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/19 ............        3,695,000         4,412,902
       Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/21 ............        2,875,000         3,439,966
       Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/23 ............        5,650,000         6,760,282
    Kentucky Economic Development Finance Authority Hospital System
       Revenue, Appalachian Regional Health Center Facility, Refunding
       and Improvement,
       5.80%, 10/01/12 ..................................................        1,000,000           941,200
       5.85%, 10/01/17 ..................................................        5,615,000         4,733,445
    Kentucky Economic Development Finance Authority Louisville Arena
       Project Revenue, Louisville Arena, Sub Series A-1, Assured
       Guaranty, 6.00%, 12/01/38 ........................................        4,000,000         3,918,040
    Kentucky State Municipal Power Agency Power System Revenue, Prairie
       State Project, Series A, MBIA Insured, 5.00%, 9/01/32 ............       10,000,000         8,754,400
    Kentucky State Property and Buildings Commission Revenues, Refunding,
       5.50%, 11/01/28 ..................................................       15,000,000        15,316,200
    Louisville and Jefferson County Metropolitan Government College
       Revenue, Bellarmine University, Refunding and Improvement,
       Series A, 6.00%, 5/01/33 .........................................        3,000,000         2,477,250
    Louisville and Jefferson County Metropolitan Government Health
       Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
       Project, Refunding, 6.125%, 2/01/37 ..............................       11,500,000        11,142,120
    Paducah Electric Plant Board Revenue, Series A, Assured Guaranty,
       5.25%, 10/01/35 ..................................................        7,000,000         6,861,680
                                                                                             ---------------
                                                                                                 140,184,165
                                                                                             ---------------


                    Quarterly Statement of Investments | 13

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    LOUISIANA 2.5%
    Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project,
       Refunding, 6.75%, 10/01/12 .......................................   $   14,285,000   $    14,156,149
    Calcasieu Parish Memorial Hospital Service District Revenue, Lake
       Charles Parish Memorial Hospital Project, Refunding, Series A,
       Connie Lee Insured,
       6.375%, 12/01/12 .................................................        2,690,000         2,908,778
       6.50%, 12/01/18 ..................................................        5,530,000         6,768,388
    East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue,
       Series A, 6.80%, 10/01/28 ........................................          790,000           790,071
    Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC
       Insured, 5.00%, 11/01/27 .........................................        5,655,000         5,386,727
    Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2,
       GNMA Secured, 5.55%, 6/01/32 .....................................          760,000           728,392
    Lafayette Communications Systems Revenue, XLCA Insured, 5.25%,
       11/01/27 .........................................................       12,485,000        11,434,138
    Lafayette Public Improvement Sales Tax GO, Series B, MBIA Insured,
       4.75%, 3/01/30 ...................................................        5,055,000         4,658,334
    Louisiana Local Government Environmental Facilities and CDA Revenue,
       Bossier City Public Improvement Projects, AMBAC Insured, 5.00%,
       11/01/32 .........................................................        6,730,000         5,869,906
       Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 ..        4,290,000         4,062,115
    MBIA Insured, 5.00%, 12/01/26 .......................................        5,605,000         5,418,466
    Louisiana Public Facilities Authority Revenue,
       Cleco Power Project, Mandatory Put 12/01/11, 7.00%, 12/01/38 .....       10,000,000        10,161,900
       Millennium Housing LLC Student Housing, CIFG Insured, 5.00%,
          11/01/30 ......................................................       10,000,000         6,455,500
       Ochsner Clinic Foundation Project, Refunding, Series B, ETM,
          5.75%, 5/15/23 ................................................       10,000,000        11,925,400
       Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38 ......       10,260,000         7,486,825
       Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47 ......       10,000,000         7,346,500
       Tulane University of Louisiana, Series A, AMBAC Insured,
          Pre-Refunded, 5.00%, 7/01/32 ..................................        5,000,000         5,605,850
    Louisiana State Gas and Fuels Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 6/01/27 ....................................       19,250,000        19,271,945
       FSA Insured, 4.75%, 5/01/39 ......................................       17,250,000        15,287,640
    New Orleans GO,
       Public Improvement, MBIA Insured, 5.00%, 10/01/33 ................        3,545,000         2,655,134
       Radian Insured, 5.00%, 12/01/27 ..................................        5,935,000         4,798,744
       Radian Insured, 5.125%, 12/01/33 .................................       11,645,000         8,889,327
    Pointe Coupee Parish PCR, Gulf States Utilities Co. Project,
       Refunding, 6.70%, 3/01/13 ........................................        2,200,000         2,174,502
    Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory
       Put 10/01/11, 6.00%, 10/01/38 ....................................        4,750,000         4,708,295
    St. Charles Parish Consolidated Waterworks and Wastewater District
       No. 1 Revenue, Series A, AMBAC Insured, 5.00%, 7/01/36 ...........        6,230,000         5,789,227
    St. John the Baptist Parish Revenue, Marathon Oil Corp. Project,
       Series A, 5.125%, 6/01/37 ........................................       40,500,000        27,287,685
    West Feliciana Parish PCR, Gulf States Utilities Co. Project, 7.00%,
       11/01/15 .........................................................        3,050,000         3,004,646
                                                                                             ---------------
                                                                                                 205,030,584
                                                                                             ---------------
    MAINE 0.1%
    Jay Solid Waste Disposal Revenue, International Paper Co. Project,
       Refunding, Series B, 6.20%, 9/01/19 ..............................        8,000,000         6,221,520
    Maine Health and Higher Educational Facilities Authority Revenue,
       Series A, MBIA Insured, 5.00%, 7/01/32 ...........................        6,045,000         5,914,126
                                                                                             ---------------
                                                                                                  12,135,646
                                                                                             ---------------


                    14 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    MARYLAND 0.7%
    Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA
       Insured, 5.00%, 9/01/32 ..........................................   $    3,500,000   $     2,194,080
    Baltimore Project Revenue,
       Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/37 .....        5,000,000         4,717,800
       Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37 ..........        8,130,000         7,671,143
    Maryland State EDC Student Housing Revenue, University of Maryland
       College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33 ...       15,000,000         9,898,350
    Maryland State Health and Higher Educational Facilities Authority
       Revenue,
       Anne Arundel Health System, Series A, 6.75%, 7/01/39 .............        3,000,000         2,999,580
       LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/28 ...        6,000,000         5,587,440
       LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34 ...        9,000,000         8,070,300
       Upper Chesapeake Hospitals, Series C, 6.00%, 1/01/38 .............        5,000,000         3,733,150
       Western Maryland Health, Series A, MBIA Insured, 5.00%, 7/01/34 ..       20,000,000        15,907,800
                                                                                             ---------------
                                                                                                  60,779,643
                                                                                             ---------------
    MASSACHUSETTS 3.2%
    Massachusetts Bay Transportation Authority Revenue, Assessment,
       Refunding, Series A, 5.25%, 7/01/30 ..............................        2,785,000         2,799,120
       Series A, Pre-Refunded, 5.25%, 7/01/30 ...........................       14,740,000        15,652,406
    Massachusetts Bay Transportation Authority Sales Tax Revenue,
       Refunding, Senior Series A, 5.00%, 7/01/28 .......................       10,000,000        10,314,300
    Massachusetts Educational Financing Authority Education Loan Revenue,
       Series H, Assured Guaranty, 6.35%, 1/01/30 .......................       10,000,000         9,388,000
    Massachusetts State Development Finance Agency Revenue,
       Massachusetts/Saltonstall Redevelopment Building Corp., Series A,
          MBIA Insured, 5.125%, 8/01/28 .................................        6,735,000         5,537,584
       Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.00%,
          9/01/37 .......................................................       10,000,000         9,068,900
    Massachusetts State GO,
       Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37 .......       10,000,000         9,821,100
       MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .......................        4,100,000         4,512,829
    Massachusetts State Health and Educational Facilities Authority
       Revenue,
       Berklee College Music, Refunding, Series A, 5.00%, 10/01/37 ......       10,000,000         8,915,100
       Berkshire Health System, Series E, 6.25%, 10/01/31 ...............        2,250,000         1,830,735
       Berkshire Health System, Series E, Radian Insured, 5.70%,
          10/01/25 ......................................................        4,500,000         3,594,555
       Caregroup, Series E-1, 5.125%, 7/01/33 ...........................        3,000,000         2,259,030
       Caregroup, Series E-1, 5.125%, 7/01/38 ...........................        3,500,000         2,555,700
       Emmanuel College, MBIA Insured, 5.00%, 7/01/37 ...................       10,000,000         8,612,900
       Harvard University, Series FF, 5.00%, 7/15/22 ....................       13,550,000        14,057,176
       Northeastern University, Series R, 5.00%, 10/01/33 ...............        6,830,000         6,268,711
    Massachusetts State HFA Housing Revenue, Series B, 7.00%, 12/01/38 ..       10,000,000        10,640,700
    Massachusetts State Industrial Finance Agency Revenue, D'Youville
       Senior Care,
       5.65%, 10/01/17 ..................................................        2,295,000         2,306,521
       5.70%, 10/01/27 ..................................................        7,375,000         7,378,098
    Massachusetts State School Building Authority Dedicated Sales Tax
       Revenue, Series A,
       AMBAC Insured, 4.50%, 8/15/35 ....................................       30,000,000        26,679,600
       FSA Insured, 5.00%, 8/15/30 ......................................       15,000,000        14,999,700
    Massachusetts State Turnpike Authority Metropolitan Highway System
       Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ................       52,130,000        37,350,102
       Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 ...........        5,000,000         3,880,250
       sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ....       21,150,000        14,248,120


                     Quarterly Statement of Investments | 15

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    MASSACHUSETTS (CONTINUED)
    Massachusetts State Water Pollution Abatement Trust Revenue, MWRA
       Program, Series A,
       5.00%, 8/01/32 ...................................................   $      225,000   $       225,356
       Pre-Refunded, 5.00%, 8/01/32 .....................................        4,775,000         5,384,911
    Massachusetts State Water Pollution Abatement Trust Water Pollution
       Abatement Revenue, MWRA Program,
       Refunding, Sub Series A, 5.75%, 8/01/29 ..........................        5,210,000         5,290,442
       Sub Series A, Pre-Refunded, 5.75%, 8/01/29 .......................        1,290,000         1,336,608
    Route 3 North Transportation Improvement Assn. Massachusetts Lease
       Revenue, MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 .............       16,405,000        17,416,204
                                                                                             ---------------
                                                                                                 262,324,758
                                                                                             ---------------
    MICHIGAN 3.9%
    Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ............        6,300,000         6,315,372
    Chippewa Valley School GO, Pre-Refunded, 5.125%, 5/01/27 ............        5,310,000         5,943,589
    Coldwater Community Schools GO, MBIA Insured, Pre-Refunded, zero
       cpn., 5/01/18 ....................................................        5,935,000         3,341,761
    Detroit City School District GO, School Building and Site
       Improvements,
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23 .............        2,000,000         2,283,920
       Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 .............       14,925,000        16,705,851
       Series B, FGIC Insured, 5.00%, 5/01/33 ...........................       16,870,000        15,630,055
    Detroit Sewer Disposal System Revenue,
       second lien, Series A, MBIA Insured, 5.00%, 7/01/30 ..............        5,470,000         4,543,109
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%,
          7/01/31 .......................................................       10,000,000        10,846,700
    Detroit Water Supply System Revenue,
       second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%,
          7/01/33 .......................................................        5,000,000         5,534,600
       senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ..............       17,575,000        15,212,041
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%,
          7/01/33 .......................................................        7,060,000         7,617,528
       senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%,
          7/01/33 .......................................................        6,170,000         6,748,993
    Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%,
       2/01/27 ..........................................................        8,625,000         8,072,051
    Grand Rapids Public Schools GO, School Building and Site, FSA
       Insured, 4.50%, 5/01/31 ..........................................       21,800,000        19,787,206
    Harrison Community Schools GO, AMBAC Insured, zero cpn., 5/01/20 ....        6,000,000         2,914,980
    Jackson County Building Authority Revenue, AMBAC Insured,
       Pre-Refunded, 5.60%, 5/01/30 .....................................        4,145,000         4,405,223
    Michigan State Building Authority Revenue,
       Facilities Program, Refunding, Series I, 5.00%, 10/15/24 .........       31,350,000        29,063,018
       Facilities Program, Refunding, Series I, 6.25%, 10/15/38 .........       15,000,000        15,516,150
       Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ..............        9,475,000         8,833,353
    Michigan State Hospital Finance Authority Revenue, Ascension Health
       Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ...       18,000,000        18,956,700
    Michigan State Strategic Fund Resources Recovery Limited Obligation
       Revenue, Detroit Education Exempt Facilities, Refunding,
       Series D, XLCA Insured, 5.25%, 12/15/32 ..........................       10,000,000         8,171,200
    Michigan State Trunk Line Revenue, Series A, FSA Insured,
       Pre-Refunded, 5.25%, 11/01/30 ....................................       10,000,000        11,023,200
    Michigan Tobacco Settlement Finance Authority Revenue, Tobacco
       Settlement Asset,
       Senior Series A, 5.25%, 6/01/22 ..................................       10,000,000         7,717,900
       Senior Series A, 6.00%, 6/01/34 ..................................       42,680,000        27,408,669
       Turbo, Series A, 6.875%, 6/01/42 .................................       17,500,000        12,174,225
    Royal Oak Hospital Finance Authority Hospital Revenue, William
       Beaumont Hospital,
       Refunding, 8.25%, 9/01/39 ........................................       20,000,000        20,307,200
       Series M, MBIA Insured, 5.25%, 11/15/31 ..........................       10,000,000         7,630,000


                    16 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT          VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    MICHIGAN (CONTINUED)
    Southgate Community School District GO, FGIC Insured, Pre-Refunded,
       5.00%, 5/01/25 ...................................................   $    5,500,000   $     5,560,060
    Wayne State University Revenues, General, AMBAC Insured, 5.00%,
       11/15/36 .........................................................        5,000,000         4,839,250
    West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 .....        5,000,000         5,050,550
                                                                                             ---------------
                                                                                                 318,154,454
                                                                                             ---------------
    MINNESOTA 1.3%
    Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 ....        9,100,000         5,967,780
    Golden Valley Revenue, Covenant Retirement Communities, Series A,
       5.50%, 12/01/29 ..................................................        1,500,000         1,029,825
    Minneapolis and St. Paul Metropolitan Airports Commission Airport
       Revenue,
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 .............       32,025,000        34,445,449
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 1/01/32 .............        5,000,000         5,281,650
       Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 .............       19,000,000        20,436,020
   Minneapolis Health Care System Revenue, Fairview Health Services,
       Series A,
       6.625%, 11/15/28 .................................................       11,000,000        11,176,440
       6.75%, 11/15/32 ..................................................        6,250,000         6,338,375
    Minnesota Agriculture and Economic Development Board Revenue, Health
       Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..          510,000           503,192
    Minnesota State Municipal Power Agency Electric Revenue, 5.00%,
       10/01/30 .........................................................        3,000,000         2,628,570
    Minnetonka MFHR, Ridgepointe II Project, Series A, GNMA Secured,
       Pre-Refunded, 5.95%, 10/20/33 ....................................       11,075,000        12,028,336
    Roseville MFHR, Rosepointe I Project, Series A, GNMA Secured,
       Pre-Refunded, 5.95%, 10/20/33 ....................................        7,845,000         8,352,728
    University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13 ......        1,250,000         1,479,888
                                                                                             ---------------
                                                                                                 109,668,253
                                                                                             ---------------
    MISSISSIPPI 0.9%
    Claiborne County PCR, Systems Energy Resources Inc. Project,
       Refunding, 6.20%, 2/01/26 ........................................       36,500,000        29,527,040
    Jackson County Environmental Improvement Revenue, International
       Paper Co. Project, 6.70%, 5/01/24 ................................        3,500,000         2,536,415
    Mississippi Business Finance Corp. PCR, System Energy Resource
       Inc. Project, Refunding,
       5.875%, 4/01/22 ..................................................       40,000,000        32,592,800
       5.90%, 5/01/22 ...................................................        8,250,000         6,733,155
    Mississippi State GO, Refunding, 5.75%, 12/01/12 ....................        2,000,000         2,297,880
                                                                                             ---------------
                                                                                                  73,687,290
                                                                                             ---------------
    MISSOURI 1.4%
    Jackson County Special Obligation Revenue, MBIA Insured, 5.00%,
       12/01/22 .........................................................        9,095,000         9,358,846
    Missouri Development Finance Board Cultural Facilities Revenue,
       Nelson Gallery Foundation, Series A, MBIA Insured, 5.00%,
       12/01/30 .........................................................       11,500,000        11,511,155
    Missouri Joint Municipal Electric Utility Commission Power Project
       Revenue,
       Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34 .........       14,000,000        12,201,280
       Plum Point Project, MBIA Insured, 5.00%, 1/01/34 .................        8,000,000         6,642,320
    Missouri State Board of Public Buildings Special Obligation Revenue,
       Series A, 4.75%, 10/15/28 ........................................        8,250,000         8,176,493
    Missouri State Health and Educational Facilities Authority Health
       Facilities Revenue, St. Luke's Health System, Series B, 5.50%,
       11/15/35 .........................................................       15,000,000        14,629,350


                     Quarterly Statement of Investments | 17

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT          VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI (CONTINUED)
    Missouri State Health and Educational Facilities Authority
       Revenue, SSM Health Care,
       Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 ................   $      230,000   $       229,098
       Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21 ............        9,950,000        10,876,046
       Series B, AMBAC Insured, 5.25%, 6/01/21 ..........................        7,550,000         7,535,882
    St. Louis Airport Revenue,
       Airport Development Program, Series A, MBIA Insured, Pre-Refunded,
          5.00%, 7/01/20 ................................................        5,000,000         5,452,150
       Airport Development Program, Series A, MBIA Insured, Pre-Refunded,
          5.00%, 7/01/21 ................................................        7,250,000         7,905,618
       Capital Improvement Program, Series A, MBIA Insured, Pre-Refunded,
          5.00%, 7/01/27 ................................................       12,390,000        13,891,296
    Taney County IDA Hospital Revenue, The Skaggs Community Hospital
       Assn., Refunding, 5.40%, 5/15/28 .................................        4,000,000         2,926,760
                                                                                             ---------------
                                                                                                 111,336,294
                                                                                             ---------------
    MONTANA 0.4%
    Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC
       Insured, 5.00%, 3/01/31 ..........................................       30,000,000        21,062,100
    Montana Facility Finance Authority Revenue, Benefis Health
       System, Refunding, Assured Guaranty, 5.00%, 1/01/37 ..............       13,500,000        11,846,115
                                                                                             ---------------
                                                                                                  32,908,215
                                                                                             ---------------
    NEBRASKA 1.6%
    Adams County School District No. 018 GO, Hastings Public Schools,
       FSA Insured, 5.00%, 12/15/31 .....................................        5,795,000         5,663,395
(c) Lancaster County Correctional Facility Joint Public Agency GO,
       Building, 5.00%, 12/01/28 ........................................        5,000,000         5,011,200
    Lancaster County School District No. 001 GO, Lincoln Public
       Schools, 5.00%, 1/15/36 ..........................................       24,725,000        24,579,370
    Lincoln Electric System Revenue, 5.00%, 9/01/31 .....................        8,645,000         8,438,903
    Madison County Hospital Authority No. 001 Hospital Revenue, Faith
       Regional Health Services Project, Series A-1, 6.00%, 7/01/33 .....       12,000,000         9,548,400
    Municipal Energy Agency of Nebraska Power Supply system Revenue,
       Refunding, Series A, BHAC Insured, 5.375%, 4/01/39 ...............        5,000,000         4,988,500
    Omaha Convention Hotel Corp. Revenue, Convention Center, first tier,
       Refunding, AMBAC Insured, 5.00%, 2/01/35 .........................       30,000,000        26,211,600
       Series A, AMBAC Insured, Pre-Refunded, 5.125%, 4/01/26 ...........       12,500,000        13,954,000
    Omaha Public Power District Separate Electricity Revenue, System,
       Nebraska City 2, Series A, AMBAC Insured, 5.00%, 2/01/30 .........       12,165,000        11,856,374
    University of Nebraska Revenues,
       Kearney Student Fees and Facilities, 5.00%, 7/01/30 ..............        5,000,000         4,947,950
       Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34 ....        5,000,000         5,022,750
       Omaha Student Facilities Project, 5.00%, 5/15/32 .................        5,000,000         4,918,550
       University of Nebraska Omaha Health and Recreation Project, 5.00%,
          5/15/38 .......................................................        5,000,000         4,813,700
                                                                                             ---------------
                                                                                                 129,954,692
                                                                                             ---------------
    NEVADA 0.9%
    Clark County Airport Revenue, sub. lien,
       Series A-2, FGIC Insured, 5.125%, 7/01/27 ........................       10,000,000         9,056,000
       Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31 .............       20,000,000        21,777,200
    Director of the State of Nevada Department of Business and Industry
       Revenue,
    Capital Appreciation, Las Vegas Monorail Project, AMBAC Insured, zero
       cpn., 1/01/25 ....................................................        3,080,000           592,284
    Las Vegas Monorail Project, AMBAC Insured, zero cpn., 1/01/26 .......        3,815,000           689,599


                     18 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT          VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEVADA (CONTINUED)
    Director of the State of Nevada Department of Business and Industry
       Revenue, (continued)
       Las Vegas Monorail Project, AMBAC Insured, zero cpn., 1/01/27 ....   $    3,000,000   $       509,610
       Las Vegas Monorail Project, AMBAC Insured, zero cpn., 1/01/28 ....       13,315,000         2,129,069
       Las Vegas Monorail Project, AMBAC Insured, zero cpn., 1/01/29 ....        8,410,000         1,266,041
       Las Vegas Monorail Project, first tier, AMBAC Insured, 5.625%,
          1/01/32 .......................................................       21,995,000        10,848,594
       Las Vegas Monorail Project, first tier, AMBAC Insured, 5.625%,
          1/01/34 .......................................................       15,000,000         7,396,350
    Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A,
       ETM, 6.375%, 12/01/17 ............................................       10,275,000        10,269,041
    Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian
       Insured, 6.00%, 1/15/23 ..........................................        5,000,000         3,989,650
    Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC
       Insured, 5.00%, 7/01/24 ..........................................        5,000,000         5,042,650
                                                                                             ---------------
                                                                                                  73,566,088
                                                                                             ---------------
    NEW HAMPSHIRE 0.1%
    Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA
       Secured, 6.25%, 6/20/33 ..........................................        5,408,000         5,407,838
    New Hampshire Health and Education Facilities Authority Revenue,
       Exeter Project, 6.00%, 10/01/24 ..................................        2,000,000         1,993,780
       Exeter Project, 5.75%, 10/01/31 ..................................        1,000,000           887,400
       The Memorial Hospital, Refunding, 5.25%, 6/01/26 .................        1,000,000           720,050
       The Memorial Hospital, Refunding, 5.25%, 6/01/36 .................        1,100,000           721,699
    New Hampshire Higher Educational and Health Facilities Authority
       Revenue, New Hampshire Catholic Charities, 5.80%, 8/01/22 ........        1,000,000           758,620
                                                                                             ---------------
                                                                                                  10,489,387
                                                                                             ---------------
    NEW JERSEY 2.9%
    Health Care Facilities Financing Authority Revenue, Englewood
       Hospital, MBIA Insured, 5.00%, 8/01/23 ...........................        5,000,000         4,722,450
    Hudson County Improvement Authority Solid Waste Systems Revenue,
       Refunding,
       Series 1, 6.00%, 1/01/19 .........................................        2,100,000         1,814,862
       Series 1, 6.00%, 1/01/29 .........................................        5,000,000         3,725,050
       Series 2, 6.125%, 1/01/19 ........................................        2,000,000         1,745,300
       Series 2, 6.125%, 1/01/29 ........................................        5,000,000         3,727,050
    New Jersey EDA Lease Revenue, International Center for Public Health
       Project, University of Medicine and Dentistry, AMBAC Insured,
       6.00%, 6/01/32 ...................................................        5,000,000         4,729,950
    New Jersey EDA Revenue,
       Cigarette Tax, 5.75%, 6/15/29 ....................................       20,000,000        14,940,600
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%,
          7/01/29 .......................................................       10,000,000         8,824,800
       Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%,
          7/01/34 .......................................................        5,000,000         4,520,450
       School Facilities Construction, Series C, MBIA Insured, 4.75%,
          6/15/25 .......................................................        7,500,000         7,308,075
       School Facilities Construction, Series O, 5.125%, 3/01/28 ........       20,000,000        19,349,200
       Series U, 5.00%, 9/01/37 .........................................       22,000,000        19,859,180
    New Jersey Health Care Facilities Financing Authority Revenue, State
       Contract Hospital Asset Transitions Program, Series A, 5.25%,
       10/01/38 .........................................................       10,000,000         9,029,400
    New Jersey State Housing and Mortgage Finance Agency Revenue, Series
       AA, 6.375%, 10/01/28 .............................................        7,500,000         7,842,975
    New Jersey State Transportation Trust Fund Authority Revenue,
       Transportation System, Series A, 6.00%, 12/15/38 .................       60,000,000        61,703,400


                     Quarterly Statement of Investments | 19

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW JERSEY (CONTINUED)
    New Jersey State Turnpike Authority Turnpike Revenue, Growth and
       Income Securities, Series B, AMBAC Insured, zero cpn. to
       1/01/15, 5.15% thereafter, 1/01/35 ...............................   $   10,000,000   $     6,542,000
       Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 .............        7,500,000         7,844,775
       Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 .............       13,000,000        13,585,780
       Series C, FSA Insured, 5.00%, 1/01/30 ............................       15,845,000        15,581,973
    Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded,
       5.75%, 6/01/32 ...................................................       18,270,000        20,000,717
                                                                                             ---------------
                                                                                                 237,397,987
                                                                                             ---------------
    NEW MEXICO 0.0%(b)
    New Mexico State Highway Commission Tax Revenue, senior sub. lien,
       Series A, Pre-Refunded, 6.00%, 6/15/13 ...........................        1,000,000         1,068,680
                                                                                             ---------------
    NEW YORK 7.8%
    Liberty Development Corp. Revenue,
       5.50%, 10/01/37 ..................................................       13,000,000        10,662,340
       Goldman Sachs Headquarters, 5.25%, 10/01/35 ......................       25,000,000        20,096,250
    Long Island Power Authority Electric System Revenue, General,
       Refunding, Series A, 6.00%, 5/01/33 ..............................       12,500,000        12,699,375
    MTA Commuter Facilities Revenue, Series A, Pre-Refunded,
       5.25%, 7/01/28 ...................................................        5,000,000         5,500,600
       6.125%, 7/01/29 ..................................................       15,040,000        15,392,838
    MTA Dedicated Tax Fund Revenue, Series A,
       FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .......................       12,500,000        13,297,500
       FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ......................       14,250,000        15,755,085
       MBIA Insured, ETM, 6.25%, 4/01/11 ................................        1,280,000         1,422,234
    MTA Revenue,
       Refunding, Series E, 5.25%, 11/15/31 .............................       10,000,000         9,441,200
       Refunding, Series U, 5.125%, 11/15/31 ............................       20,720,000        19,109,849
       Series A, 5.00%, 11/15/37 ........................................       25,000,000        21,714,500
       Transportation, Series C, 6.50%, 11/15/28 ........................       15,000,000        16,168,500
    MTA Transit Facilities Revenue,
       Series A, Pre-Refunded, 6.00%, 7/01/24 ...........................        5,000,000         5,114,750
       Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 ........       15,000,000        17,554,200
    Nassau Health Care Corp. Health System Revenue, Nassau County
       Guaranteed, FSA Insured, Pre-Refunded, 5.75%, 8/01/29 ............       10,000,000        10,445,700
    New York City GO,
       Refunding, Series H, 6.125%, 8/01/25 .............................            5,000             4,955
       Series D, 8.00%, 8/01/16 .........................................            5,000             5,121
       Series D, 5.50%, 6/01/24 .........................................       16,405,000        16,667,152
       Series D, Pre-Refunded, 5.50%, 6/01/24 ...........................        7,535,000         8,574,604
       Series E, 6.50%, 12/01/12 ........................................           20,000            20,277
       Series E, Sub Series E-1, 6.25%, 10/15/28 ........................       10,000,000        10,727,800
       Series F, 5.25%, 1/15/23 .........................................       14,415,000        14,629,784
       Series F, Pre-Refunded, 5.25%, 1/15/23 ...........................        5,585,000         6,400,913
    New York City Municipal Water Finance Authority Water and Sewer
       System Revenue,
       Pre-Refunded, 5.50%, 6/15/33 .....................................       55,000,000        59,066,700
       Refunding, Series D, 5.25%, 6/15/25 ..............................       10,000,000        10,215,500
       Series A, 5.75%, 6/15/40 .........................................        6,000,000         6,332,820


                     20 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City Municipal Water Finance Authority Water and Sewer
       System Revenue, (continued)
       Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 .............   $   10,000,000   $    10,284,300
       Series A, Pre-Refunded, 5.75%, 6/15/30 ...........................        8,000,000         8,234,720
       Series G, FSA Insured, 5.125%, 6/15/32 ...........................       24,215,000        24,221,538
    New York City Transitional Finance Authority Building Aid Revenue,
       Fiscal 2009, Series S-3, 5.25%, 1/15/34 ..........................       10,170,000         9,800,117
       Series S-2, 6.00%, 7/15/38 .......................................       20,000,000        20,609,600
    New York City Transitional Finance Authority Revenue, Future Tax
       Secured, Refunding, Series B, 5.00%, 5/01/30 .....................        7,205,000         7,056,721
       Series B, Pre-Refunded, 6.00%, 11/15/29 ..........................       10,000,000        10,804,500
       Series B, Pre-Refunded, 5.00%, 5/01/30 ...........................          295,000           328,589
       Series C, Pre-Refunded, 5.50%, 11/01/20 ..........................        5,000,000         5,360,650
       Series C, Pre-Refunded, 5.50%, 11/01/24 ..........................        4,200,000         4,502,946
       Series D, 5.00%, 2/01/27 .........................................       10,000,000        10,028,600
    New York City Transportation Authority MTA Triborough COP, Series A,
       AMBAC Insured, Pre-Refunded, 5.40%, 1/01/19 ......................       15,000,000        15,790,350
    New York City Trust for Cultural Resources Revenue, Museum of Modern
       Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ...............        8,000,000         8,000,880
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee
       Secured, AMBAC Insured, 5.00%, 11/15/30 ..........................       10,000,000         9,161,300
    New York State Dormitory Authority Lease Revenue, Court Facilities,
       Pre-Refunded, 6.00%, 5/15/39 .....................................       16,000,000        17,287,200
    New York State Dormitory Authority Revenues,
       City University System Consolidated, Third General, Refunding,
       Series 1, 5.25%, 7/01/25 .........................................       10,000,000        10,007,500
       State Supported Debt, State University Educational Facilities,
          Pre-Refunded, 5.125%, 5/15/21 .................................        6,495,000         6,569,368
       State Supported Debt, State University Educational Facilities,
          Refunding, 5.125%, 5/15/21 ....................................          670,000           670,054
       State Supported Debt, Upstate Community Colleges, 6.00%,
          7/01/31 .......................................................       23,215,000        23,752,892
       State Supported Debt, Upstate Community Colleges, Refunding,
          Series A, 5.00%, 7/01/28 ......................................        6,570,000         6,173,303
       State Supported Debt, Upstate Community Colleges, Series A,
          Pre-Refunded, 5.00%, 7/01/28 ..................................        3,430,000         3,528,235
    New York State HFA Service Contract Obligation Revenue, Refunding,
       Series C, 5.50%, 9/15/22 .........................................       17,505,000        17,606,004
    New York State HFAR, Housing Project Mortgage, Refunding, Series A,
       FSA Insured,
       6.10%, 11/01/15 ..................................................        4,135,000         4,141,078
       6.125%, 11/01/20 .................................................        3,510,000         3,510,878
    New York State Thruway Authority Highway and Bridge Trust Fund
       Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%, 4/01/14 .....        1,420,000         1,525,591
    New York State Urban Development Corp. Revenue, State Personal Income
       Tax, Series B-1, 5.00%, 3/15/36 ..................................        5,000,000         4,778,300
    Onondaga County GO,
       5.875%, 2/15/12 ..................................................          300,000           338,646
       ETM, 5.875%, 2/15/12 .............................................          700,000           795,984
    Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured,
       5.00%, 10/15/29 ..................................................        8,000,000         8,082,320


                     Quarterly Statement of Investments | 21

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Triborough Bridge and Tunnel Authority Revenues,
(c)    General, Series A-2, 5.25%, 11/15/34 .............................   $    7,500,000   $     7,478,325
       General Purpose, 5.25%, 11/15/38 .................................       25,000,000        24,518,000
       General Purpose, Refunding, Series A, 5.00%, 1/01/27 .............        5,000,000         5,010,500
       General Purpose, Series A, 5.00%, 1/01/32 ........................        3,085,000         2,982,763
       General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ..........       15,000,000        18,104,850
       General Purpose, Series X, ETM, 6.625%, 1/01/12 ..................        1,800,000         2,024,856
       General Purpose, Series Y, ETM, 6.00%, 1/01/12 ...................          805,000           877,345
                                                                                             ---------------
                                                                                                 640,969,350
                                                                                             ---------------
    NORTH CAROLINA 2.3%
    Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ...        6,000,000         5,224,320
    Charlotte COP, Transit Projects, Phase II, Series E, 5.00%,
       6/01/30 ..........................................................       15,940,000        15,815,030
    North Carolina Eastern Municipal Power Agency Power System Revenue,
       Refunding, Series A, 5.75%, 1/01/26 ..............................       65,350,000        56,852,540
       Refunding, Series B, 6.00%, 1/01/22 ..............................        1,250,000         1,222,500
       Refunding, Series B, 6.25%, 1/01/23 ..............................       39,030,000        38,282,185
       Refunding, Series B, 5.75%, 1/01/24 ..............................       35,140,000        31,689,252
       Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ................        1,280,000         1,280,602
       Refunding, Series D, 5.125%, 1/01/23 .............................       12,000,000        10,322,400
       Refunding, Series D, 5.125%, 1/01/26 .............................        3,000,000         2,410,140
       Series D, 6.70%, 1/01/19 .........................................        2,000,000         2,040,960
       Series D, 6.75%, 1/01/26 .........................................        5,000,000         4,915,600
    North Carolina Medical Care Commission Revenue, Rowan Regional
       Medical Center, FSA Insured, 4.75%, 9/01/24 ......................        6,970,000         5,746,765
    University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured,
       5.00%, 2/15/21 ...................................................        5,000,000         4,986,500
    Winston-Salem Water and Sewer System Revenue, Pre-Refunded,
       5.125%, 6/01/28 ..................................................       11,000,000        12,112,540
                                                                                             ---------------
                                                                                                 192,901,334
                                                                                             ---------------
    NORTH DAKOTA 0.3%
    Grand Forks Health Care System Revenue, Altru Health System
       Obligation Group,
       Assured Guaranty, 5.00%, 12/01/26 ................................        8,385,000         6,834,614
       Refunding, 5.50%, 12/01/20 .......................................        8,870,000         7,164,122
       Refunding, 5.50%, 12/01/24 .......................................       13,945,000        10,669,319
                                                                                             ---------------
                                                                                                  24,668,055
                                                                                             ---------------
    OHIO 3.0%
    Akron Bath Copley Joint Township Hospital District Revenue, Hospital
       Improvement Children's Hospital Center, FSA Insured,
       5.00%, 11/15/31 ..................................................        9,250,000         8,051,293
    Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
       12/01/26 .........................................................        6,085,000         6,056,157
       12/01/27 .........................................................        3,185,000         3,146,525
    American Municipal Power Inc. Revenue, Refunding, 5.00%, 2/15/38 ....       25,000,000        22,432,250
    Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
       Senior Convertible Capital Appreciation Turbo Term Bond,
       Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37 .....       15,000,000         6,329,250
       Senior Current Interest Turbo Term Bond, Series A-2, 5.75%,
          6/01/34 .......................................................       11,250,000         6,782,175
       Senior Current Interest Turbo Term Bond, Series A-2, 6.00%,
          6/01/42 .......................................................        5,000,000         3,005,150


                     22 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    OHIO (CONTINUED)
    Cleveland Airport System Revenue, Series A, FSA Insured,
       5.00%, 1/01/31 ...................................................   $   17,930,000   $    16,882,529
       Pre-Refunded, 5.00%, 1/01/31 .....................................        2,070,000         2,173,541
    Cleveland State University General Receipt Revenue, FGIC Insured,
       5.00%, 6/01/29 ...................................................        5,000,000         4,802,350
    Columbus City School District GO, School Facilities Construction and
       Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 .........       16,000,000        18,350,720
    Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project,
       7.50%, 1/01/30 ...................................................       17,100,000        14,657,607
    Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery
       Worldwide Air Inc., Refunding,
       Series A, 5.625%, 2/01/18 ........................................        6,000,000         5,894,280
       Series E, 6.05%, 10/01/09 ........................................        4,000,000         4,038,200
       Series F, 6.05%, 10/01/09 ........................................        2,750,000         2,776,263
    Hamilton County Sales Tax Revenue,
       Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32 ..............        1,995,000         1,858,961
       Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 ...........        8,005,000         8,623,146
    Kettering City School District GO, School Improvement, FGIC Insured,
       Pre-Refunded, 5.00%, 12/01/30 ....................................        1,860,000         2,159,051
    Little Miami Local School District GO, School Improvement,
       FSA Insured, Pre-Refunded, 5.00%, 12/01/34 .......................        4,000,000         4,813,720
    Marysville Wastewater Treatment System Revenue, Refunding,
       XLCA Insured, 5.00%,
       12/01/31 .........................................................        8,000,000         7,141,120
       12/01/36 .........................................................       13,725,000        12,046,021
    Montgomery County Hospital Facilities Revenue, Grandview Hospital and
       Medical Center, Pre-Refunded,
       5.50%, 12/01/10 ..................................................        1,300,000         1,346,605
       5.60%, 12/01/11 ..................................................        1,000,000         1,036,670
       5.65%, 12/01/12 ..................................................          925,000           959,299
    Nordonia Hills Local School District GO, School Improvement, AMBAC
       Insured, Pre-Refunded,
       5.375%, 12/01/20 .................................................        4,275,000         4,673,174
       5.45%, 12/01/25 ..................................................        3,000,000         3,283,500
    Ohio State GO, Series A, 5.375%, 9/01/28 ............................       10,000,000        10,448,500
    Pickerington Local School District GO, School Facilities Construction
       and Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 .....       15,000,000        16,609,350
    Scioto County Hospital Revenue, Southern Ohio Medical Center,
       Refunding, 5.75%, 2/15/38 ........................................       17,000,000        14,340,180
    Springboro Community City School District GO, School Improvement,
       MBIA Insured, Pre-Refunded, 5.00%, 12/01/27 ......................       10,350,000        12,058,681
    University of Akron General Receipts Revenue, FGIC Insured,
       Pre-Refunded, 5.75%, 1/01/29 .....................................       11,305,000        11,952,550
    University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA
       Insured, 5.125%, 6/01/28 .........................................        4,000,000         3,736,800
    University of Cincinnati General Receipts Revenue, Series A,
       FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 .......................        5,000,000         5,520,000
                                                                                             ---------------
                                                                                                 247,985,618
                                                                                             ---------------
    OKLAHOMA 0.0%b
    Valley View Hospital Authority Revenue, Valley View Regional Medical
       Center, Refunding, 6.00%, 8/15/14 ................................        3,170,000         2,925,498
                                                                                             ---------------


                     Quarterly Statement of Investments | 23

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    OREGON 1.3%
    Health Sciences University Revenue, Series A, MBIA Insured, 5.00%,
       7/01/26 ..........................................................   $   10,500,000   $     8,748,705
    Jackson County School District No. 6 Central Point GO, FGIC Insured,
       Pre-Refunded, 5.25%, 6/15/20 .....................................        4,000,000         4,239,800
    Lane County School District No. 19 Springfield GO, Refunding, FGIC
       Insured, 6.00%, 10/15/13 .........................................        1,250,000         1,481,075
    Oregon State Department of Administrative Services COP, Series A,
       AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ......................       10,000,000        10,730,900
    Oregon State Department of Transportation Highway User Tax Revenue,
       senior lien, Series A, 4.50%, 11/15/32 ...........................       30,000,000        27,258,000
    Oregon State EDR, Georgia-Pacific Corp. Project,
       Refunding, Series 183, 5.70%, 12/01/25 ...........................        3,500,000         1,884,190
(d)    Series CLVII, 6.35%, 8/01/25 .....................................        5,500,000         3,228,940
    Oregon State GO, State Board of Higher Education, Series A,
       5.00%, 8/01/26 ...................................................        6,630,000         6,758,688
       5.00%, 8/01/27 ...................................................        6,955,000         7,047,224
       Pre-Refunded, 5.00%, 8/01/26 .....................................       12,000,000        13,137,840
    Port of Portland International Airport Revenue, Series Nineteen,
       5.50%, 7/01/38 ...................................................       25,000,000        25,273,000
                                                                                             ---------------
                                                                                                 109,788,362
                                                                                             ---------------
    PENNSYLVANIA 3.8%
    Allegheny County Hospital Development Authority Revenue, Health
       System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ....       10,000,000        11,132,200
    Allegheny County IDAR, Environmental Improvement, USX Corp.,
       Refunding, 5.50%, 12/01/29 .......................................       10,000,000         6,794,500
    Allegheny County Port Authority Special Revenue, Transportation,
       Refunding, FGIC Insured, 5.00%, 3/01/29 ..........................       10,000,000         8,489,900
    Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%,
       4/01/28 ..........................................................        5,000,000         5,286,900
(c) Centennial School District Bucks County GO, Series B, FSA Insured,
       5.25%, 12/15/37 ..................................................       13,655,000        13,048,991
    Coatesville School District GO, FSA Insured, 5.00%, 8/01/24 .........        6,420,000         6,639,885
    Delaware County Authority University Revenue, Villanova University,
       Series A, MBIA Insured, 5.00%, 12/01/18 ..........................        7,090,000         7,161,538
    Delaware River Port Authority Pennsylvania and New Jersey Revenue,
       FSA Insured, 5.75%,
       1/01/22 ..........................................................        8,500,000         8,637,870
       1/01/26 ..........................................................       10,000,000        10,109,600
    Delaware Valley Regional Finance Authority Local Government Revenue,
       Series B, AMBAC Insured, 5.60%, 7/01/17 ..........................        5,000,000         5,506,250
    Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG
       Insured, 5.00%, 11/01/37 .........................................        5,000,000         3,666,200
    Erie Water Authority Water Revenue, Series A, MBIA Insured,
       Pre-Refunded, 5.20%, 12/01/30 ....................................       18,700,000        20,809,921
    Montgomery County IDA Retirement Community Revenue, ACTS
       Retirement-Life Communities Inc. Obligated Group,
       5.25%, 11/15/28 ..................................................        2,500,000         1,699,275
    Northampton County General Purpose Authority Hospital Revenue,
       St. Luke's Hospital Project, Series A, 5.375%, 8/15/28 ...........        5,000,000         3,962,600
    Northampton County General Purpose Authority Revenue, County
       Agreement, FSA Insured, 5.25%, 10/01/30 ..........................       12,150,000        12,201,273
    Pennsylvania State Higher Educational Facilities Authority Revenue,
       Temple University, Refunding, MBIA Insured, 5.00%, 4/01/33 .......       14,225,000        13,118,864


                     24 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    PENNSYLVANIA (CONTINUED)
    Pennsylvania State Turnpike Commission Revenue, AMBAC Insured,
       Pre-Refunded, 5.00%, 7/15/31 .....................................   $    5,850,000   $     6,451,790
    Pennsylvania State Turnpike Commission Turnpike Revenue, Refunding,
       Series C, Sub Series C-1, Assured Guaranty,
       6.00%, 6/01/28 ...................................................        5,000,000         5,296,000
       6.25%, 6/01/38 ...................................................       15,000,000        15,788,400
    Philadelphia Authority for Industrial Development Lease Revenue,
       Series B, FSA Insured, Pre-Refunded, 5.25%, 10/01/30 .............       15,630,000        17,397,440
    Philadelphia Gas Works Revenue,
       Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 ....................        5,000,000         4,520,600
       Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 ...........        5,000,000         4,836,100
    Philadelphia Hospitals and Higher Education Facilities Authority
       Hospital Revenue, Temple University Hospital, Refunding, Series A,
       6.625%, 11/15/23 .................................................        7,500,000         6,366,750
    Philadelphia Hospitals and Higher Educational Facilities Authority
       Revenue, Mortgage, North Philadelphia Health Systems, Refunding,
       Series A, FHA Insured,
       5.30%, 1/01/18 ...................................................        2,490,000         2,499,512
       5.35%, 1/01/23 ...................................................        5,690,000         5,692,674
       5.375%, 1/01/28 ..................................................        3,700,000         3,446,735
    Philadelphia Parking Authority Airport Parking Revenue, FSA Insured,
       5.25%, 9/01/29 ...................................................       15,000,000        13,006,200
    Philadelphia RDAR, Neighborhood Transformation, Series C,
       FGIC Insured, 5.00%,
       4/15/29 ..........................................................       10,965,000         8,910,269
       4/15/30 ..........................................................       12,000,000         9,650,880
    Philadelphia School District GO,
       Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 ..............       14,050,000        15,310,285
       Series E, 6.00%, 9/01/38 .........................................       25,000,000        25,016,500
    Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured,
       5.00%, 11/01/31 ..................................................        8,995,000         8,135,708
    Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue,
       AMBAC Insured, 5.125%, 2/01/35 ...................................       15,000,000        13,202,400
    Pittsburgh and Allegheny County Public Auditorium Revenue,
       Regional Asset District Sales Tax, AMBAC Insured, 5.25%, 2/01/31..        5,000,000         5,011,350
                                                                                             ---------------
                                                                                                 308,805,360
                                                                                             ---------------
    RHODE ISLAND 0.9%
    Narragansett Bay Commission Wastewater System Revenue, Series A, MBIA
       Insured, 5.00%, ..................................................        7,990,000         7,303,339
    Rhode Island Housing and Mortgage Finance Corp. Revenue,
       Homeownership Opportunity,
       Refunding, Series 15-A, 6.85%, 10/01/24 ..........................          620,000           621,469
       Refunding, Series 25-A, 4.95%, 10/01/16 ..........................          125,000           124,826
       Series 10-A, 6.50%, 10/01/22 .....................................          475,000           475,518
       Series 10-A, 6.50%, 4/01/27 ......................................          265,000           265,106
    Rhode Island State Economic Development Corp. Airport Revenue,
       Series B, MBIA Insured, 5.00%,
       7/01/27 ..........................................................       12,280,000        11,139,679
       7/01/30 ..........................................................       14,965,000        13,048,433
    Rhode Island State Health and Educational Building Corp. Revenue,
       Health Facilities, St. Antoine, Series B, Pre-Refunded, 6.125%,
          11/15/29 ......................................................        7,745,000         8,140,847
       Higher Education Facility, University of Rhode Island, Refunding,
          Series A, AMBAC Insured, 5.00%, 9/15/30 .......................       10,000,000         9,741,600


                     Quarterly Statement of Investments | 25

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    RHODE ISLAND (CONTINUED)
    Rhode Island State Health and Educational Building Corp. Revenue,
       (continued)
       Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21 ....   $      925,000   $       933,242
       Hospital Financing, Lifespan Obligated Group, Pre-Refunded,
          6.375%, 8/15/21 ...............................................        6,075,000         6,919,668
       Hospital Financing, Lifespan Obligated Group, Refunding, Series A,
          FSA Insured, 5.00%, 5/15/26 ...................................        5,000,000         4,456,250
       Hospital Financing, Lifespan Obligated Group, Refunding, Series A,
       FSA Insured, 5.00%, 5/15/32 ......................................       14,440,000        11,940,436
                                                                                             ---------------
                                                                                                  75,110,413
                                                                                             ---------------
    SOUTH CAROLINA 2.1%
    Charleston Educational Excellence Finance Corp. Revenue, Charleston
       County School District, 5.25%, 12/01/30 ..........................        8,000,000         7,737,120
    Dorchester County Waterworks and Sewer System Revenue, Refunding,
       MBIA Insured, 5.00%, 10/01/28 ....................................        8,000,000         8,012,640
    Greenville County School District Installment Purchase Revenue,
       Building Equity Sooner Tomorrow, Refunding, 5.00%, 12/01/28 ......        7,500,000         7,342,500
    Greenwood Fifty School Facilities Inc. Installment Purchase Revenue,
       Greenwood School District 50, Refunding, Assured Guaranty,
       4.50%, 12/01/32 ..................................................        7,030,000         6,203,975
    Lancaster Educational Assistance Program Inc. Revenue, School
       District of Lancaster County Project, 5.00%, 12/01/26 ............       12,300,000        10,932,732
    Medical University of South Carolina Hospital Authority Hospital
       Facilities Revenue, Mortgage, Refunding, Series A, MBIA Insured,
       5.00%, 8/15/31 ...................................................       13,860,000        12,103,938
    Newberry Investing in Children's Education Installment Revenue,
       Newberry County School District Project, 5.00%, 12/01/30 .........        4,000,000         3,130,960
    Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%,
       1/01/24 ..........................................................       10,000,000         8,700,300
    Scago Educational Facilities Corp. for Beaufort School District
       Revenue, Beaufort School District, FSA Insured, 5.00%, 12/01/31 ..        5,340,000         5,253,919
    Scago Educational Facilities Corp. for Chesterfield School District
       Revenue, School Project, Assured Guaranty, 5.00%, 12/01/29 .......        7,500,000         6,593,550
    Scago Educational Facilities Corp. for Colleton School District
       Revenue, School Project, Assured Guaranty, 5.00%,
       12/01/25 .........................................................        3,340,000         3,120,195
       12/01/26 .........................................................        4,000,000         3,676,360
    Scago Educational Facilities Corp. for Pickens School District
       Revenue, Pickens County Project, FSA Insured, 5.00%,
       12/01/25 .........................................................       18,900,000        17,656,191
       12/01/31 .........................................................       10,000,000         8,641,500
    South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health,
       Refunding, Series A, FSA Insured, 5.00%, 8/01/35 .................       20,000,000        15,995,600
    South Carolina Public Service Authority Revenue, Series B,
       FSA Insured, 5.25%, 1/01/33 ......................................       31,835,000        32,046,384
    South Carolina State Public Service Authority Revenue, Refunding,
       Series A, 5.50%, 1/01/38 .........................................        7,500,000         7,539,375
    Sumter Two School Facilities Inc. Installment Purchase Revenue,
       Sumter County School District 2, Refunding, Assured Guaranty,
       4.50%, 12/01/32 ..................................................        6,000,000         5,175,180
                                                                                             ---------------
                                                                                                 169,862,419
                                                                                             ---------------


                     26 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    SOUTH DAKOTA 0.4%
    South Dakota Health and Educational Facilities Authority Revenue,
       Avera Health Issue, AMBAC Insured, 5.25%, 7/01/22 ................   $   15,425,000   $    15,983,077
       Avera Health Issue, Series B, 5.50%, 7/01/35 .....................        3,000,000         2,474,220
       Avera Health Issue, Series B, 5.25%, 7/01/38 .....................        5,000,000         3,909,100
       Sanford Health, 5.00%, 11/01/27 ..................................        2,355,000         2,057,516
       Sanford Health, 5.00%, 11/01/40 ..................................       12,945,000        10,515,353
                                                                                             ---------------
                                                                                                  34,939,266
                                                                                             ---------------
    TENNESSEE 0.5%
    Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%,
       12/15/19 .........................................................        6,000,000         4,825,680
    Johnson City Health and Educational Facilities Board Hospital
       Revenue, first mortgage, Mountain States Health, Series A,
       MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 .......................        7,000,000         7,291,060
    Knox County Health Educational and Housing Facilities Board Hospital
       Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%,
       1/01/22 ..........................................................        2,740,000         3,099,323
    Knox County Health Educational and Housing Facilities Board Revenue,
       University Health System Inc., Refunding, 5.25%, 4/01/27 .........       17,500,000        13,526,275
    Knoxville Wastewater System Revenue, Improvement, Series A, MBIA
       Insured, 5.00%, 4/01/30 ..........................................        7,850,000         7,870,096
    Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D,
       4.70%, 7/01/15 ...................................................          265,000           260,172
                                                                                             ---------------
                                                                                                  36,872,606
                                                                                             ---------------
    TEXAS 7.5%
    Austin Community College District Public Facility Corp. Revenue,
       Educational Facility Project, Round Rock Campus, 5.25%, 8/01/33 ..        8,675,000         8,510,869
    Austin Electric Utility System Revenue, Refunding, MBIA Insured,
       5.00%, 11/15/28 ..................................................       10,000,000         9,658,100
    Bexar County GO, Certificates of Obligation, Combined Flood Control
       Tax, FSA Insured, 5.00%, 6/15/37 .................................       20,000,000        19,612,400
    Bexar County HFC, MFHR,
       American Opportunity Housing, Series A, MBIA Insured,
          5.80%, 1/01/31 ................................................        6,000,000         4,443,720
       Honey Creek Apartments Project, Series A, MBIA Insured,
          6.125%, 4/01/20 ...............................................        1,000,000           842,920
       Honey Creek Apartments Project, Series A, MBIA Insured,
          6.20%, 4/01/30 ................................................        2,845,000         2,193,381
    Bexar County Hospital District GO, Certificate of Obligation, 5.00%,
       2/15/38 ..........................................................       10,000,000         9,238,100
    Bridge City ISD, GO, Pre-Refunded, 5.375%, 2/15/32 ..................        1,930,000         2,096,038
    Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 .............        1,000,000         1,062,470
    Crowley ISD, GO, School Building, 5.00%, 8/01/36 ....................       13,900,000        13,756,413
    Dallas County Utility and Reclamation District GO, Refunding,
       Series A, AMBAC Insured, 5.375%, 2/15/29 .........................       28,325,000        24,156,410
    Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ...........................        2,000,000         2,116,320
    Dallas-Fort Worth International Airport Revenue, Refunding and
       Improvement, Series A, FGIC Insured, 5.625%, 11/01/26 ............       85,000,000        78,013,850
    Denton ISD, GO, School Building, 5.00%, 8/15/38 .....................       15,710,000        15,377,419
    Duncanville ISD, GO, Series B, Pre-Refunded, 5.25%, 2/15/32 .........        9,850,000        11,018,111
    Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30 ..................        2,000,000         2,103,300
    Forney ISD, GO, School Building, Series A, 6.00%, 8/15/37 ...........        2,000,000         2,122,100
    Gulf Coast Waste Disposal Authority Environmental Improvement
       Revenue, USX Corp. Projects, Refunding, 5.50%, 9/01/17 ...........        3,250,000         2,723,955


                     Quarterly Statement of Investments | 27

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp.
       Project, 5.70%, 4/01/32 ..........................................   $    3,000,000   $     1,877,580
    Harris County Health Facilities Development Corp. Hospital Revenue,
       Memorial Hermann Healthcare System, Refunding, Series B, 7.25%,
       12/01/35 .........................................................       13,500,000        14,432,985
    Harris County Hospital District Revenue, senior lien, Refunding,
       Series A, MBIA Insured, 5.125%, 2/15/32 ..........................       10,215,000         8,549,649
    Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded,
       zero cpn.,
       8/15/19 ..........................................................        5,285,000         3,177,183
       8/15/21 ..........................................................        8,420,000         4,466,978
       8/15/22 ..........................................................        8,470,000         4,225,175
    Hidalgo County GO, Certificates of Obligation, FSA Insured,
       Pre-Refunded, 5.25%, 8/15/21 .....................................        2,500,000         2,756,225
    Houston Airport System Revenue, sub. lien, Series B, FSA Insured,
       Pre-Refunded, 5.50%, 7/01/30 .....................................        2,000,000         2,129,320
    Houston Area Water Corp. Contract Revenue, Northeast Water
       Purification Project, FGIC Insured, Pre-Refunded, 5.125%,
       3/01/28 ..........................................................       15,000,000        16,627,950
    Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%,
       3/01/25 ..........................................................        5,000,000         5,050,850
    Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC
       Insured, Pre-Refunded, 5.25%, 12/01/30 ...........................       14,000,000        15,067,920
    Keller ISD, GO, Pre-Refunded, 5.375%, 8/15/25 .......................        1,330,000         1,423,007
    Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 .....................        1,000,000         1,079,420
    Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 ........................        4,000,000         4,094,800
    Little Cypress Mauriceville Consolidated ISD, GO,
       Pre-Refunded, 5.90%, 8/01/29 .....................................          785,000           806,109
       Refunding, 5.90%, 8/01/29 ........................................        1,345,000         1,353,258
    Lower Colorado River Authority Revenue,
       Improvement, Series A, MBIA Insured, Pre-Refunded, 5.00%,
          5/15/26 .......................................................          130,000           141,447
       Refunding, FSA Insured, 5.00%, 5/15/31 ...........................       10,000,000         9,647,600
       Refunding and Improvement, Series A, MBIA Insured, 5.00%,
          5/15/26 .......................................................        1,870,000         1,877,050
    Lubbock Educational Facilities Authority Revenue, Lubbock Christian,
       Refunding and Improvement, 5.125%, 11/01/27 ......................        1,000,000           724,650
    Manor ISD, GO, School Building, 5.00%, 8/01/37 ......................        8,175,000         8,077,063
    Matagorda County Hospital District Revenue, FHA Insured, 5.00%,
       2/15/35 ..........................................................       10,000,000         8,395,900
    North Central Texas Health Facility Development Corp. Revenue,
       Children's Medical Center Dallas, Refunding, AMBAC Insured,
       5.25%, 8/15/24 ...................................................       19,335,000        19,551,939
    North Harris County Regional Water Authority Revenue, senior lien,
       5.25%, 12/15/33 ..................................................       27,000,000        24,756,840
       5.50%, 12/15/38 ..................................................       25,000,000        23,369,500
    North Texas Tollway Authority Revenue,
       Capital Appreciation, System, first tier, Refunding, Series I,
          zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43 ...............       25,000,000        14,374,250
       System, first tier, Refunding, Series A, 5.75%, 1/01/40 ..........       35,000,000        32,751,250
       System, first tier, Refunding, Series K-2, 6.00%, 1/01/38 ........       15,000,000        14,657,100
       System, second tier, Refunding, Series F, 5.75%, 1/01/38 .........       30,000,000        26,340,300
    Northside ISD, GO,
       Pre-Refunded, 5.00%, 2/15/26 .....................................        1,345,000         1,450,609
       Refunding, 5.00%, 2/15/26 ........................................        1,155,000         1,166,065
    Pasadena GO, Certificates of Obligation, FGIC Insured, Pre-Refunded,
       5.25%, 4/01/32 ...................................................        3,000,000         3,262,770


                     28 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    TEXAS (CONTINUED)
    Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%,
       4/01/18 ..........................................................   $    4,000,000   $     3,130,800
    Port Corpus Christi Nueces County General Revenue, Union Pacific,
       Refunding, 5.65%, 12/01/22 .......................................       15,000,000        12,877,800
    Port Houston Authority Harris County GO, Refunding, Series A, 5.625%,
       10/01/38 .........................................................       14,000,000        12,528,320
    Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured,
       Pre-Refunded, 5.75%, 2/15/21 .....................................        2,500,000         2,635,550
    Rio Grande City Consolidated ISD, GO, School Building, 5.00%,
       8/15/37 ..........................................................       10,510,000        10,383,880
    San Antonio Energy Acquisition Public Facility Corp. Revenue, Gas
       Supply Revenue, 5.50%, 8/01/25 ...................................       10,000,000         7,272,900
    San Antonio Water Revenue, Systems, Refunding, FSA Insured, 5.00%,
       5/15/25 ..........................................................        5,000,000         5,066,000
       5/15/28 ..........................................................        5,000,000         5,016,100
    Southmost Regional Water Authority Water Supply Contract Revenue,
       MBIA Insured, 5.00%, 9/01/25 .....................................        5,000,000         5,009,550
    Tarrant County Health Facilities Development Corp. Health System
       Revenue, Harris Methodist Health System, FGIC Insured, ETM,
       6.00%, 9/01/24 ...................................................        4,000,000         4,762,840
    Tarrant County Health Facilities Development Corp. Revenue, Bethesda
       Living Centers, Series C, 5.75%,
       8/15/18 ..........................................................        1,570,000         1,298,045
       8/15/28 ..........................................................        3,900,000         2,655,510
    Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project,
       Refunding, 7.375%, 10/01/20 ......................................          500,000           617,430
    Texas State GO, Veterans Housing Assistance, Fund II, Series C,
       6.15%, 12/01/28 ..................................................       10,000,000         9,303,400
    Texas State Revenue, Transportation Commission-Mobility Fund,
       Series A, 5.00%, 4/01/33 .........................................       10,000,000         9,806,900
    Texas State Turnpike Authority Central Texas Turnpike System Revenue,
       Capital Appreciation, AMBAC Insured, zero cpn., 8/15/31 ..........       43,500,000         9,705,285
    Texas State University System Financing Revenue, Refunding, FSA
       Insured, 5.00%, 3/15/26 ..........................................        6,425,000         6,520,668
    Tyler Health Facilities Development Corp. Hospital Revenue, East
       Texas Medical Center, Refunding and Improvement, Series A,
       5.25%, 11/01/32 ..................................................        6,250,000         4,112,438
    University of Texas University Revenues, Financing System, Series A,
       Pre-Refunded, 5.70%, 8/15/20 .....................................        1,000,000         1,027,950
    Waco Health Facilities Development Corp. FHA Insured Mortgage
       Revenue, Hillcrest Health System Project, Series A, MBIA Insured,
       5.00%, 8/01/31 ...................................................       15,000,000        11,398,350
    Wylie ISD, GO,
       Pre-Refunded, 7.00%, 8/15/24 .....................................          660,000           756,380
       Refunding, 7.00%, 8/15/24 ........................................          340,000           363,467
                                                                                             ---------------
                                                                                                 612,958,181
                                                                                             ---------------
    UTAH 0.8%
    Intermountain Power Agency Power Supply Revenue, ETM, 6.15%,
       7/01/14 ..........................................................       16,000,000        16,001,760
    Salt Lake County College Revenue, Westminster College Project,
       Pre-Refunded, 5.625%, 10/01/28 ...................................        3,305,000         3,448,635
    South Jordan Sales Tax Revenue, AMBAC Insured, Pre-Refunded, 5.20%,
       8/15/26 ..........................................................        4,770,000         5,259,259
    South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured,
       5.00%, 8/15/30 ...................................................        5,730,000         5,655,510
    St. George Electric Revenue, FSA Insured, 5.00%,
       6/01/33 ..........................................................        5,000,000         4,802,500
       6/01/38 ..........................................................        5,000,000         4,735,000


                     Quarterly Statement of Investments | 29

Franklin Federal Tax-Free Income Fund

                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    UTAH (CONTINUED)
    Uintah County Municipal Building Authority Lease Revenue, 5.50%,
       6/01/37 ..........................................................   $    5,000,000   $     4,667,400
    Utah State Transit Authority Sales Tax Revenue, Series A, FSA
       Insured, 5.00%, 6/15/36 ..........................................       25,000,000        24,166,750
                                                                                             ---------------
                                                                                                  68,736,814
                                                                                             ---------------
    VERMONT 0.5%
    Burlington Airport Revenue, Series A, MBIA Insured, 5.00%,
       7/01/28 ..........................................................        5,780,000         4,595,447
    University of Vermont and State Agricultural College
       Revenue, Refunding, MBIA Insured, 5.00%, 10/01/30 ................       12,210,000        11,940,525
    Vermont Educational and Health Buildings Financing Agency Revenue,
       Hospital, Fletcher Allen Health Care Project,
       Refunding, Series B, FSA Insured, 5.00%, 12/01/34 ................       12,000,000         9,791,400
       Series A, 4.75%, 12/01/36 ........................................        5,000,000         3,087,100
       Series A, AMBAC Insured, 6.125%, 12/01/27 ........................       13,000,000        11,564,280
                                                                                             ---------------
                                                                                                  40,978,752
                                                                                             ---------------
    VIRGINIA 0.4%
    Greater Richmond Convention Center Authority Hotel Tax Revenue,
       Refunding, MBIA Insured, 5.00%, 6/15/30 ..........................       12,260,000        11,399,838
    Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital,
       AMBAC Insured, 5.00%, 8/15/31 ....................................        2,000,000         1,519,500
    Medical College Hospital Authority Revenue, General Revenue Bonds,
       MBIA Insured, 5.125%, 7/01/18 ....................................        2,000,000         2,000,600
    Norfolk Parking System Revenue, Refunding, Series A, MBIA Insured,
       5.00%, 2/01/27 ...................................................        5,000,000         5,012,800
    Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub
       Series H-1, MBIA Insured, 5.35%, 7/01/31 .........................       10,000,000         9,633,100
                                                                                             ---------------
                                                                                                  29,565,838
                                                                                             ---------------
    WASHINGTON 3.8%
    Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows
       Project, Refunding, MBIA Insured, 5.20%, 11/01/27 ................          200,000           178,908
    Central Puget Sound Regional Transportation Authority Sales and Use
       Tax Revenue, Series A, AMBAC Insured, 5.00%, 11/01/30 ............       20,000,000        20,051,600
    Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric,
       Division I, Mandatory Put 7/01/28, Series A, FSA Insured,
       5.25%, 7/01/33 ...................................................          200,000           178,162
    Clark County PUD No. 1 Generating System Revenue, Refunding, FSA
       Insured, 5.50%, 1/01/25 ..........................................       15,015,000        15,111,246
    Energy Northwest Electric Revenue, Columbia Generating Station,
       Refunding,
       Series A, 5.00%, 7/01/24, 5.00%, 7/01/24 .........................       15,255,000        15,576,118
       Series B, FSA Insured, 5.35%, 7/01/18 ............................       11,500,000        12,481,755
    Goat Hill Properties Lease Revenue, Government Office Building
       Project, MBIA Insured,
       5.00%, 12/01/33 ..................................................       18,500,000        17,761,850
    Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
       Second Series A, MBIA Insured, 5.20%, 1/01/23 ....................          250,000           251,973
       Series D, FSA Insured, 5.20%, 1/01/23 ............................        6,000,000         6,174,000
    King County Housing Authority Revenue, Woodridge Park Project,
       6.25%, 5/01/15 ...................................................          130,000           130,274
    King County Public Hospital District No. 1 GO, Series B, 5.25%,
       12/01/37 .........................................................        5,000,000         4,723,400


                    30 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    WASHINGTON (CONTINUED)
    Pierce County School District No. 320 Sumner GO, FSA Insured,
       Pre-Refunded, 6.00%, 12/01/14 ....................................   $    2,000,000   $     2,189,180
    Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%,
       12/01/22 .........................................................        5,000,000         5,140,700
    Port Seattle Revenue, Refunding, Series A,
       FGIC Insured, 5.00%, 4/01/31 .....................................       21,680,000        19,521,973
       MBIA Insured, 5.00%, 7/01/33 .....................................       10,000,000         8,928,300
    Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ..........       10,000,000        10,068,200
    Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 .........          300,000           299,361
    Snohomish County Housing Authority Revenue, Pooled, 6.30%,
       4/01/16 ..........................................................          170,000           170,398
    Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ......................        7,000,000         7,623,420
    Twenty-Fifth Avenue Properties Washington Student Housing Revenue,
       MBIA Insured,
       5.125%, 6/01/22 ..................................................        2,925,000         2,935,852
       5.25%, 6/01/33 ...................................................        9,770,000         8,636,778
    Washington State GO,
       AMBAC Insured, 5.00%, 1/01/31 ....................................        7,925,000         7,903,682
       Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ...       10,000,000        10,117,800
       Series A, FGIC Insured, 5.00%, 7/01/27 ...........................       10,000,000        10,105,900
       Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...........       10,120,000        10,216,342
    Washington State Health Care Facilities Authority Revenue,
       MultiCare Health System, Refunding, MBIA Insured, 5.00%,
          8/15/22 .......................................................          250,000           250,433
       MultiCare Health System, Series B, FSA Insured, 5.00%, 8/15/34 ...       17,550,000        14,865,727
       MultiCare Health System, Series B, FSA Insured, 5.00%, 8/15/41 ...        9,170,000         7,610,733
       Providence Health and Services, Refunding, Series A, FGIC Insured,
          5.00%, 10/01/36 ...............................................        9,750,000         8,676,525
       Providence Health and Services, Refunding, Series C, FSA Insured,
          5.25%, 10/01/33 ...............................................       10,000,000         9,677,100
       Providence Health and Services, Series A, FGIC Insured,
          Pre-Refunded, 5.00%, 10/01/36 .................................          250,000           299,860
       Providence Services, MBIA Insured,
          Pre-Refunded, 5.50%, 12/01/26 .................................        6,000,000         6,310,500
       Series C, Radian Insured, 5.50%, 8/15/36 .........................       16,000,000        10,702,720
       Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37 ....       30,000,000        21,532,500
    Washington State Public Power Supply System Revenue,
       Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 .......        7,700,000         8,821,120
       Nuclear Project No. 3, Capital Appreciation, Refunding, Series B,
          zero cpn., 7/01/14 ............................................       12,450,000        10,620,721
       Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero
          cpn., 7/01/14 .................................................        2,550,000         2,266,618
       Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12 ...        6,400,000         5,892,224
       Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13 ...       11,000,000         9,786,150
                                                                                             ---------------
                                                                                                 313,790,103
                                                                                             ---------------
    WEST VIRGINIA 0.5%
    County Commission of Harrison County Solid Waste Disposal Revenue,
       Allegheny Energy Supply Co. LLC, Refunding, Series D, 5.50%,
       10/15/37 .........................................................        9,000,000         5,708,970
    Pleasants County PCR, County Commission, Series F, 5.25%,
       10/15/37 .........................................................       14,000,000         9,846,200
    West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 .....       10,000,000        10,474,100
    West Virginia State Water Development Water Revenue, Loan Program 2,
       Refunding, Series B, AMBAC Insured, 5.00%, 11/01/29 ..............        7,500,000         7,181,925
    West Virginia University Revenues, Improvement, West Virginia
       University Projects, Series C,
       FGIC Insured, 5.00%, 10/01/34 ....................................       10,000,000         9,222,900
                                                                                             ---------------
                                                                                                  42,434,095
                                                                                             ---------------


                     Quarterly Statement of Investments | 31

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    WISCONSIN 0.2%
    Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ..........   $    2,200,000   $     1,962,378
    Wisconsin State Health and Educational Facilities Authority Revenue,
       Ministry Health, FSA Insured, 5.00%, 8/01/31 .....................        1,500,000         1,276,815
       Ministry Health, FSA Insured, 5.00%, 8/01/34 .....................        8,000,000         6,659,520
       Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 ...................       10,000,000         7,336,300
                                                                                             ---------------
                                                                                                  17,235,013
                                                                                             ---------------
    U.S. TERRITORIES 1.8%
    PUERTO RICO 1.7%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue,
       Asset-Backed Bonds, Refunding, 5.375%, 5/15/33 ...................       20,780,000        15,504,581
    Puerto Rico Commonwealth Highway and Transportation Authority Highway
       Revenue, Series Y, Pre-Refunded,
       5.00%, 7/01/36 ...................................................       62,000,000        74,463,240
       5.50%, 7/01/36 ...................................................        7,000,000         8,646,470
    Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue, Refunding, Series K, 5.00%, 7/01/30 ......       19,190,000        15,526,053
    Puerto Rico Industrial Tourist Educational Medical and Environmental
       Control Facilities Financing Authority Industrial Revenue,
       Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .....................          850,000           807,866
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.25%, 7/01/27 ..............................        3,265,000         2,774,369
       Refunding, Series N, 5.00%, 7/01/37 ..............................       20,000,000        15,153,200
       Series D, Pre-Refunded, 5.25%, 7/01/27 ...........................        8,735,000         9,680,913
                                                                                             ---------------
                                                                                                 142,556,692
                                                                                             ---------------
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes,
       senior lien, Refunding, Series A,
       5.50%, 10/01/18 ..................................................        1,400,000         1,253,518
       5.50%, 10/01/22 ..................................................        5,000,000         4,165,350
       5.625%, 10/01/25 .................................................        1,900,000         1,528,398
    Virgin Islands Water and Power Authority Electric System Revenue,
       Refunding, 5.30%, 7/01/18 ........................................          500,000           472,340
                                                                                             ---------------
                                                                                                   7,419,606
                                                                                             ---------------
    TOTAL U.S. TERRITORIES ..............................................                        149,976,298
                                                                                             ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $8,342,131,573) ............................................                      7,882,793,172
                                                                                             ---------------
    SHORT TERM INVESTMENTS 3.4%
    MUNICIPAL BONDS 3.4%
    CALIFORNIA 0.1%
(e) Southern California Public Power Authority Power Project Revenue,
       Mead-Adelanto, Refunding, Series A, Daily VRDN and Put,
       0.40%, 7/01/20 ...................................................        4,000,000         4,000,000
                                                                                             ---------------
    COLORADO 0.0%(b)
(e) Colorado Educational and Cultural Facilities Authority Revenue,
       National Jewish Federation  Bond Program,
       Refunding, Series A-8, Daily VRDN and Put, 0.65%, 9/01/35 ........        1,200,000         1,200,000
       Series A-10, Daily VRDN and Put, 0.65%, 9/01/37 ..................        1,900,000         1,900,000
                                                                                             ---------------
                                                                                                   3,100,000
                                                                                             ---------------


                    32 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    FLORIDA 0.0%(b)
(e) Florida State Municipal Power Agency Revenue, All Requirements Power
       Supply, Refunding, Series C, Daily VRDN and Put, 0.40%,
       10/01/35 .........................................................   $    1,500,000   $     1,500,000
                                                                                             ---------------
    MASSACHUSETTS 0.9%
(e) Massachusetts State Health and Educational Facilities Authority
       Revenue,
       Museum of Fine Arts, Series A1, Daily VRDN and Put, 0.25%,
          12/01/37 ......................................................       17,350,000        17,350,000
       Museum of Fine Arts, Series A2, Daily VRDN and Put, 0.40%,
          12/01/37 ......................................................       22,100,000        22,100,000
       Northeastern University, Refunding, Series Q, Daily VRDN and Put,
          0.25%, 10/01/35 ...............................................       21,300,000        21,300,000
       Stonehill College, Series K, Daily VRDN and Put, 0.25%, 7/01/37 ..       13,700,000        13,700,000
                                                                                             ---------------
                                                                                                  74,450,000
                                                                                             ---------------
    MICHIGAN 0.0%(b)
    Michigan Municipal Bond Authority Revenue, Notes, Series A-2, 3.00%,
       8/20/09 ..........................................................        3,000,000         3,037,650
                                                                                             ---------------
    MISSOURI 0.0%(b)
(e) Missouri Development Finance Board Cultural Facilities Revenue, The
       Nelson Gallery
    Foundation, Refunding, Series A, Daily VRDN and Put, 0.65%,
       12/01/37 .........................................................        1,300,000         1,300,000
                                                                                             ---------------
    NEW HAMPSHIRE 0.7%
(e) New Hampshire Health and Education Facilities Authority Revenue,
       Dartmouth College, Refunding, Series A, Daily VRDN and Put, 0.15%,
          6/01/31 .......................................................       10,000,000        10,000,000
       Dartmouth College, Refunding, Series B, Daily VRDN and Put, 0.15%,
          6/01/41 .......................................................       26,600,000        26,600,000
       University of North New Hampshire, Daily VRDN and Put, 0.70%,
          7/01/33 .......................................................       19,200,000        19,200,000
                                                                                             ---------------
                                                                                                  55,800,000
                                                                                             ---------------
    NEW JERSEY 0.1%
(e) Mercer County Improvement Authority Revenue, Atlantic Foundation
       Project, Refunding, Daily VRDN and Put, 0.25%, 9/01/28 ...........        3,700,000         3,700,000
                                                                                             ---------------
    NEW YORK 0.0%(b)
(e) New York City GO, Series L, Sub Series L-4, Daily VRDN and Put,
       0.25%, 4/01/38 ...................................................        1,900,000         1,900,000
                                                                                             ---------------
    NORTH CAROLINA 0.3%
(e) Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,
       Carolinas HealthCare System, Refunding, Series C, Daily VRDN and
       Put, 0.35%, 1/15/26 ..............................................        6,000,000         6,000,000
(e) North Carolina Medical Care Commission Health Care Facilities
       Revenue, Wake Forest University, Refunding, Series D, Daily VRDN
       and Put, 0.40%, 7/01/34 ..........................................       16,300,000        16,300,000
                                                                                             ---------------
                                                                                                  22,300,000
                                                                                             ---------------
    OHIO 0.3%
(e) Allen County Hospital Facilities Revenue, Catholic Healthcare,
       Series A, Daily VRDN and Put, 0.35%, 10/01/31 ....................       12,000,000        12,000,000
(e) Cuyahoga County Revenue, Cleveland Clinic Health System Obligated
       Group, Series B,
       Sub Series B-1, Daily VRDN and Put, 0.55%, 1/01/39 ...............        3,140,000         3,140,000
       Sub Series B-3, Daily VRDN and Put, 0.55%, 1/01/39 ...............        6,650,000         6,650,000
(e) Ohio State Higher Educational Facility Revenue, Case Western Reserve
       University, Series A, Daily VRDN and Put, 0.25%, 10/01/31 ........        4,400,000         4,400,000
                                                                                             ---------------
                                                                                                  26,190,000
                                                                                             ---------------


                    Quarterly Statement of Investments | 33

Franklin Federal Tax-Free Income Fund

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE 0.7%
(e) Clarksville PBA Revenue,
       Metropolitan Government Nashville & Davidson, Refunding, Daily
          VRDN and Put, 0.40%, 7/01/26 ..................................   $    7,000,000   $     7,000,000
       Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
          Put, 0.40%, 11/01/35 ..........................................        5,500,000         5,500,000
(e) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan
       Pool, Daily VRDN and Put, 0.40%,
       4/01/32 ..........................................................       29,525,000        29,525,000
       7/01/34 ..........................................................       14,000,000        14,000,000
       7/01/38 ..........................................................        1,700,000         1,700,000
                                                                                             ---------------
                                                                                                  57,725,000
                                                                                             ---------------
    TEXAS 0.3%
(e) Dallas Performing Arts Cultural Facilities Corp. Cultural Revenue,
       Dallas Arts Center Foundation, Refunding, Series B, Daily VRDN and
       Put, 0.60%, 9/01/41 ..............................................        2,825,000         2,825,000
(e) Tarrant County Cultural Education Facilities Finance Corp. Revenue,
       Texas Health Resources, Refunding,
       Series C, Daily VRDN and Put, 0.35%, 11/15/33 ....................        8,660,000         8,660,000
       Series D, Daily VRDN and Put, 0.50%, 11/15/19 ....................        9,230,000         9,230,000
       Series G, Daily VRDN and Put, 0.50%, 11/15/33 ....................        5,350,000         5,350,000
                                                                                             ---------------
                                                                                                  26,065,000
                                                                                             ---------------
    VIRGINIA 0.0%b
(e) Norfolk Redevelopment and Housing Authority Revenue, Old Dominion
       University Project, Refunding, Daily VRDN and Put, 0.40%,
       8/01/31 ..........................................................          200,000           200,000
                                                                                             ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $281,235,684) ....................                        281,267,650
                                                                                             ---------------
    TOTAL INVESTMENTS (COST $8,623,367,257) 99.3% .......................                      8,164,060,822
    OTHER ASSETS, LESS LIABILITIES 0.7% .................................                         58,150,935
                                                                                             ---------------
    NET ASSETS 100.0% ...................................................                    $ 8,222,211,757
                                                                                             ---------------

See Abbreviations on page 37.

(a)  Defaulted security.

(b)  Rounds to less than 0.1% of net assets.

(c)  A portion or all of the security purchased on a when-issued basis.

(d) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(e) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     34 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Federal Tax-Free Income Fund (Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $ 8,622,026,589
                                                 ===============
Unrealized appreciation ......................   $ 1,350,392,145
Unrealized depreciation ......................    (1,808,357,912)
                                                 ---------------
Net unrealized appreciation (depreciation) ...   $  (457,965,767)
                                                 ===============


                    Quarterly Statement of Investments | 35

Franklin Federal Tax-Free Income Fund

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on May 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At January 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.


                    36 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

ABBREVIATIONS

SELECTED PORTFOLIO

ACA   - American Capital Access Holdings Inc.
AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Berkshire Hathaway Assurance Corp.
BIG   - Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name)
CDA   - Community Development Authority/Agency
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
EDA   - Economic Development Authority
EDC   - Economic Development Corp.
EDR   - Economic Development Revenue
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FICO  - Financing Corp.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDA   - Housing Development Authority/Agency
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
HFC   - Housing Finance Corp.
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDB   - Industrial Development Bond/Board
IDC   - Industrial Development Corp.
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MFHR  - Multi-Family Housing Revenue
MFR   - Multi-Family Revenue
MTA   - Metropolitan Transit Authority
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
PUD   - Public Utility District
RDA   - Redevelopment Agency/Authority
RDAR  - Redevelopment Agency Revenue
SFM   - Single Family Mortgage
SFMR  - Single Family Mortgage Revenue
USD   - Unified/Union School District
XLCA  - XL Capital Assurance

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 37







Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND



By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009


By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer, Chief
      Accounting Officer and Treasurer
Date  March 27, 2009